Shareholder Report	6 Months Ended	12 Months Ended
	Jul. 01, 2024	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		LOOMIS SAYLES FUNDS II
Entity Central Index Key		0000872649
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000018231
Shareholder Report [Line Items]
Fund Name		Loomis Sayles High Income Fund
Class Name		Class A
Trading Symbol		NEFHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$99	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Our allocation to emerging market credits was a contributor to excess performance during the year, driven by select names in pharmaceuticals and metals and mining.

•Security selection in high yield corporate credit was beneficial, with select names in the communications, technology and consumer non-cyclical contributing.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in non-agency CMBS (commercial mortgage backed securities) and CLOs (collateralized loan obligations).

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High-Yield Bond Index
12/2014	$9,576	$10,000	$10,000
01/2015	$9,637	$10,210	$10,066
02/2015	$9,844	$10,114	$10,309
03/2015	$9,764	$10,161	$10,252
04/2015	$9,931	$10,124	$10,376
05/2015	$9,969	$10,100	$10,407
06/2015	$9,826	$9,990	$10,253
07/2015	$9,724	$10,059	$10,193
08/2015	$9,488	$10,045	$10,015
09/2015	$9,204	$10,113	$9,755
10/2015	$9,475	$10,114	$10,023
11/2015	$9,281	$10,088	$9,800
12/2015	$8,958	$10,055	$9,553
01/2016	$8,704	$10,193	$9,400
02/2016	$8,711	$10,266	$9,453
03/2016	$9,149	$10,360	$9,874
04/2016	$9,518	$10,400	$10,260
05/2016	$9,561	$10,402	$10,323
06/2016	$9,675	$10,589	$10,418
07/2016	$9,909	$10,656	$10,700
08/2016	$10,118	$10,644	$10,924
09/2016	$10,185	$10,638	$10,997
10/2016	$10,182	$10,556	$11,039
11/2016	$10,136	$10,307	$10,987
12/2016	$10,275	$10,321	$11,190
01/2017	$10,443	$10,341	$11,352
02/2017	$10,603	$10,411	$11,517
03/2017	$10,623	$10,405	$11,492
04/2017	$10,682	$10,486	$11,624
05/2017	$10,758	$10,567	$11,725
06/2017	$10,792	$10,556	$11,741
07/2017	$10,924	$10,601	$11,871
08/2017	$10,936	$10,696	$11,867
09/2017	$11,018	$10,645	$11,973
10/2017	$11,013	$10,652	$12,024
11/2017	$11,034	$10,638	$11,993
12/2017	$11,046	$10,687	$12,029
01/2018	$11,163	$10,564	$12,102
02/2018	$11,022	$10,464	$11,999
03/2018	$10,987	$10,531	$11,926
04/2018	$11,053	$10,452	$12,004
05/2018	$10,971	$10,527	$12,000
06/2018	$10,987	$10,514	$12,049
07/2018	$11,116	$10,516	$12,180
08/2018	$11,114	$10,584	$12,270
09/2018	$11,173	$10,516	$12,338
10/2018	$10,990	$10,433	$12,141
11/2018	$10,932	$10,495	$12,037
12/2018	$10,665	$10,688	$11,779
01/2019	$11,142	$10,801	$12,311
02/2019	$11,296	$10,795	$12,516
03/2019	$11,398	$11,003	$12,634
04/2019	$11,559	$11,005	$12,813
05/2019	$11,388	$11,201	$12,661
06/2019	$11,679	$11,341	$12,950
07/2019	$11,679	$11,366	$13,023
08/2019	$11,645	$11,661	$13,075
09/2019	$11,655	$11,599	$13,122
10/2019	$11,674	$11,634	$13,159
11/2019	$11,691	$11,628	$13,202
12/2019	$11,939	$11,620	$13,466
01/2020	$11,952	$11,843	$13,469
02/2020	$11,745	$12,056	$13,279
03/2020	$10,241	$11,985	$11,757
04/2020	$10,688	$12,198	$12,287
05/2020	$11,237	$12,255	$12,828
06/2020	$11,429	$12,332	$12,954
07/2020	$11,970	$12,517	$13,561
08/2020	$12,111	$12,416	$13,690
09/2020	$11,960	$12,409	$13,549
10/2020	$12,011	$12,353	$13,618
11/2020	$12,644	$12,475	$14,157
12/2020	$12,913	$12,492	$14,423
01/2021	$12,886	$12,402	$14,471
02/2021	$12,953	$12,223	$14,524
03/2021	$12,970	$12,071	$14,546
04/2021	$13,128	$12,166	$14,704
05/2021	$13,150	$12,206	$14,748
06/2021	$13,318	$12,291	$14,945
07/2021	$13,333	$12,429	$15,002
08/2021	$13,410	$12,405	$15,079
09/2021	$13,365	$12,298	$15,077
10/2021	$13,258	$12,294	$15,052
11/2021	$13,060	$12,331	$14,905
12/2021	$13,283	$12,299	$15,185
01/2022	$12,893	$12,034	$14,769
02/2022	$12,717	$11,900	$14,618
03/2022	$12,584	$11,569	$14,450
04/2022	$12,038	$11,130	$13,936
05/2022	$11,997	$11,202	$13,971
06/2022	$11,074	$11,026	$13,030
07/2022	$11,762	$11,296	$13,799
08/2022	$11,500	$10,977	$13,481
09/2022	$11,009	$10,502	$12,946
10/2022	$11,289	$10,366	$13,282
11/2022	$11,542	$10,748	$13,570
12/2022	$11,468	$10,699	$13,486
01/2023	$11,945	$11,028	$13,999
02/2023	$11,709	$10,743	$13,819
03/2023	$11,701	$11,016	$13,967
04/2023	$11,759	$11,083	$14,106
05/2023	$11,564	$10,962	$13,977
06/2023	$11,803	$10,923	$14,211
07/2023	$12,005	$10,915	$14,407
08/2023	$12,007	$10,846	$14,447
09/2023	$11,866	$10,570	$14,276
10/2023	$11,525	$10,403	$14,110
11/2023	$12,016	$10,874	$14,749
12/2023	$12,561	$11,291	$15,299
01/2024	$12,522	$11,260	$15,298
02/2024	$12,592	$11,101	$15,343
03/2024	$12,670	$11,203	$15,524
04/2024	$12,495	$10,920	$15,378
05/2024	$12,675	$11,105	$15,547
06/2024	$12,746	$11,210	$15,694
07/2024	$13,004	$11,472	$15,999
08/2024	$13,181	$11,637	$16,260
09/2024	$13,546	$11,793	$16,523
10/2024	$13,544	$11,500	$16,434
11/2024	$13,768	$11,622	$16,623
12/2024	$13,701	$11,432	$16,552

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	9.08%	2.79%	3.65%
Class A with 4.25% MSCFootnote Reference1	4.37%	1.90%	3.20%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index	8.19%	4.21%	5.17%

Previous Investment Adviser [Text Block]
AssetsNet		$ 64,194,905
Holdings Count | Holding		373
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$64,194,905
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	373
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.7%
Short-Term Investments	8.0%
Collateralized Loan Obligations	0.4%
Finance Companies	3.1%
Pharmaceuticals	3.4%
Healthcare	3.6%
Independent Energy	4.5%
Property & Casualty Insurance	5.8%
Midstream	7.6%
Cable Satellite	11.6%
Technology	12.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018233
Shareholder Report [Line Items]
Fund Name		Loomis Sayles High Income Fund
Class Name		Class C
Trading Symbol		NEHCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$177	1.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 177
Expense Ratio, Percent		1.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Our allocation to emerging market credits was a contributor to excess performance during the year, driven by select names in pharmaceuticals and metals and mining.

•Security selection in high yield corporate credit was beneficial, with select names in the communications, technology and consumer non-cyclical contributing.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in non-agency CMBS (commercial mortgage backed securities) and CLOs (collateralized loan obligations).

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High-Yield Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$10,058	$10,210	$10,066
02/2015	$10,268	$10,114	$10,309
03/2015	$10,179	$10,161	$10,252
04/2015	$10,323	$10,124	$10,376
05/2015	$10,379	$10,100	$10,407
06/2015	$10,224	$9,990	$10,253
07/2015	$10,111	$10,059	$10,193
08/2015	$9,860	$10,045	$10,015
09/2015	$9,560	$10,113	$9,755
10/2015	$9,834	$10,114	$10,023
11/2015	$9,627	$10,088	$9,800
12/2015	$9,285	$10,055	$9,553
01/2016	$9,018	$10,193	$9,400
02/2016	$9,020	$10,266	$9,453
03/2016	$9,466	$10,360	$9,874
04/2016	$9,842	$10,400	$10,260
05/2016	$9,880	$10,402	$10,323
06/2016	$9,992	$10,589	$10,418
07/2016	$10,227	$10,656	$10,700
08/2016	$10,435	$10,644	$10,924
09/2016	$10,498	$10,638	$10,997
10/2016	$10,488	$10,556	$11,039
11/2016	$10,432	$10,307	$10,987
12/2016	$10,593	$10,321	$11,190
01/2017	$10,734	$10,341	$11,352
02/2017	$10,891	$10,411	$11,517
03/2017	$10,905	$10,405	$11,492
04/2017	$10,959	$10,486	$11,624
05/2017	$11,055	$10,567	$11,725
06/2017	$11,058	$10,556	$11,741
07/2017	$11,186	$10,601	$11,871
08/2017	$11,191	$10,696	$11,867
09/2017	$11,267	$10,645	$11,973
10/2017	$11,255	$10,652	$12,024
11/2017	$11,269	$10,638	$11,993
12/2017	$11,299	$10,687	$12,029
01/2018	$11,385	$10,564	$12,102
02/2018	$11,235	$10,464	$11,999
03/2018	$11,192	$10,531	$11,926
04/2018	$11,252	$10,452	$12,004
05/2018	$11,162	$10,527	$12,000
06/2018	$11,170	$10,514	$12,049
07/2018	$11,293	$10,516	$12,180
08/2018	$11,311	$10,584	$12,270
09/2018	$11,364	$10,516	$12,338
10/2018	$11,171	$10,433	$12,141
11/2018	$11,079	$10,495	$12,037
12/2018	$10,801	$10,688	$11,779
01/2019	$11,276	$10,801	$12,311
02/2019	$11,425	$10,795	$12,516
03/2019	$11,548	$11,003	$12,634
04/2019	$11,703	$11,005	$12,813
05/2019	$11,524	$11,201	$12,661
06/2019	$11,783	$11,341	$12,950
07/2019	$11,801	$11,366	$13,023
08/2019	$11,733	$11,661	$13,075
09/2019	$11,736	$11,599	$13,122
10/2019	$11,746	$11,634	$13,159
11/2019	$11,784	$11,628	$13,202
12/2019	$12,024	$11,620	$13,466
01/2020	$12,031	$11,843	$13,469
02/2020	$11,788	$12,056	$13,279
03/2020	$10,303	$11,985	$11,757
04/2020	$10,744	$12,198	$12,287
05/2020	$11,257	$12,255	$12,828
06/2020	$11,442	$12,332	$12,954
07/2020	$12,003	$12,517	$13,561
08/2020	$12,136	$12,416	$13,690
09/2020	$11,979	$12,409	$13,549
10/2020	$11,993	$12,353	$13,618
11/2020	$12,645	$12,475	$14,157
12/2020	$12,902	$12,492	$14,423
01/2021	$12,868	$12,402	$14,471
02/2021	$12,928	$12,223	$14,524
03/2021	$12,908	$12,071	$14,546
04/2021	$13,087	$12,166	$14,704
05/2021	$13,098	$12,206	$14,748
06/2021	$13,257	$12,291	$14,945
07/2021	$13,263	$12,429	$15,002
08/2021	$13,300	$12,405	$15,079
09/2021	$13,277	$12,298	$15,077
10/2021	$13,163	$12,294	$15,052
11/2021	$12,928	$12,331	$14,905
12/2021	$13,169	$12,299	$15,185
01/2022	$12,777	$12,034	$14,769
02/2022	$12,595	$11,900	$14,618
03/2022	$12,427	$11,569	$14,450
04/2022	$11,911	$11,130	$13,936
05/2022	$11,863	$11,202	$13,971
06/2022	$10,916	$11,026	$13,030
07/2022	$11,617	$11,296	$13,799
08/2022	$11,351	$10,977	$13,481
09/2022	$10,862	$10,502	$12,946
10/2022	$11,099	$10,366	$13,282
11/2022	$11,372	$10,748	$13,570
12/2022	$11,260	$10,699	$13,486
01/2023	$11,761	$11,028	$13,999
02/2023	$11,528	$10,743	$13,819
03/2023	$11,521	$11,016	$13,967
04/2023	$11,578	$11,083	$14,106
05/2023	$11,386	$10,962	$13,977
06/2023	$11,621	$10,923	$14,211
07/2023	$11,819	$10,915	$14,407
08/2023	$11,822	$10,846	$14,447
09/2023	$11,683	$10,570	$14,276
10/2023	$11,347	$10,403	$14,110
11/2023	$11,831	$10,874	$14,749
12/2023	$12,367	$11,291	$15,299
01/2024	$12,329	$11,260	$15,298
02/2024	$12,398	$11,101	$15,343
03/2024	$12,475	$11,203	$15,524
04/2024	$12,303	$10,920	$15,378
05/2024	$12,479	$11,105	$15,547
06/2024	$12,550	$11,210	$15,694
07/2024	$12,803	$11,472	$15,999
08/2024	$12,977	$11,637	$16,260
09/2024	$13,337	$11,793	$16,523
10/2024	$13,335	$11,500	$16,434
11/2024	$13,556	$11,622	$16,623
12/2024	$13,490	$11,432	$16,552

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	8.19%	1.99%	3.04%
Class C with 1.00% CDSCFootnote Reference1	7.19%	1.99%	3.04%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index	8.19%	4.21%	5.17%

Previous Investment Adviser [Text Block]
AssetsNet		$ 64,194,905
Holdings Count | Holding		373
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$64,194,905
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	373
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.7%
Short-Term Investments	8.0%
Collateralized Loan Obligations	0.4%
Finance Companies	3.1%
Pharmaceuticals	3.4%
Healthcare	3.6%
Independent Energy	4.5%
Property & Casualty Insurance	5.8%
Midstream	7.6%
Cable Satellite	11.6%
Technology	12.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000175112
Shareholder Report [Line Items]
Fund Name		Loomis Sayles High Income Fund
Class Name		Class N
Trading Symbol		LSHNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$68	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Our allocation to emerging market credits was a contributor to excess performance during the year, driven by select names in pharmaceuticals and metals and mining.

•Security selection in high yield corporate credit was beneficial, with select names in the communications, technology and consumer non-cyclical contributing.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in non-agency CMBS (commercial mortgage backed securities) and CLOs (collateralized loan obligations).

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High-Yield Bond Index
11/2016	$10,000	$10,000	$10,000
12/2016	$10,164	$10,014	$10,185
01/2017	$10,309	$10,034	$10,332
02/2017	$10,470	$10,101	$10,483
03/2017	$10,492	$10,096	$10,459
04/2017	$10,553	$10,174	$10,580
05/2017	$10,656	$10,252	$10,672
06/2017	$10,668	$10,242	$10,687
07/2017	$10,801	$10,286	$10,805
08/2017	$10,815	$10,378	$10,801
09/2017	$10,899	$10,329	$10,898
10/2017	$10,897	$10,335	$10,944
11/2017	$10,921	$10,321	$10,916
12/2017	$10,961	$10,369	$10,949
01/2018	$11,054	$10,249	$11,015
02/2018	$10,917	$10,152	$10,921
03/2018	$10,910	$10,217	$10,855
04/2018	$10,953	$10,141	$10,926
05/2018	$10,875	$10,214	$10,923
06/2018	$10,893	$10,201	$10,966
07/2018	$11,025	$10,204	$11,086
08/2018	$11,026	$10,269	$11,168
09/2018	$11,113	$10,203	$11,230
10/2018	$10,934	$10,122	$11,050
11/2018	$10,853	$10,183	$10,955
12/2018	$10,616	$10,370	$10,721
01/2019	$11,094	$10,480	$11,205
02/2019	$11,250	$10,474	$11,392
03/2019	$11,381	$10,675	$11,499
04/2019	$11,518	$10,678	$11,662
05/2019	$11,377	$10,867	$11,524
06/2019	$11,643	$11,004	$11,786
07/2019	$11,646	$11,028	$11,853
08/2019	$11,615	$11,314	$11,900
09/2019	$11,628	$11,254	$11,944
10/2019	$11,649	$11,287	$11,977
11/2019	$11,697	$11,282	$12,016
12/2019	$11,920	$11,274	$12,256
01/2020	$11,936	$11,491	$12,259
02/2020	$11,732	$11,698	$12,086
03/2020	$10,233	$11,629	$10,701
04/2020	$10,682	$11,836	$11,183
05/2020	$11,233	$11,891	$11,676
06/2020	$11,428	$11,966	$11,790
07/2020	$11,971	$12,144	$12,343
08/2020	$12,116	$12,046	$12,461
09/2020	$11,968	$12,040	$12,332
10/2020	$12,022	$11,986	$12,395
11/2020	$12,658	$12,103	$12,885
12/2020	$12,931	$12,120	$13,128
01/2021	$12,907	$12,033	$13,171
02/2021	$13,008	$11,860	$13,220
03/2021	$12,999	$11,711	$13,239
04/2021	$13,160	$11,804	$13,383
05/2021	$13,215	$11,843	$13,423
06/2021	$13,357	$11,926	$13,603
07/2021	$13,376	$12,059	$13,654
08/2021	$13,456	$12,036	$13,725
09/2021	$13,414	$11,932	$13,723
10/2021	$13,311	$11,929	$13,700
11/2021	$13,115	$11,964	$13,566
12/2021	$13,343	$11,933	$13,821
01/2022	$12,954	$11,676	$13,443
02/2022	$12,780	$11,546	$13,305
03/2022	$12,650	$11,225	$13,152
04/2022	$12,104	$10,799	$12,685
05/2022	$12,065	$10,869	$12,716
06/2022	$11,140	$10,698	$11,860
07/2022	$11,835	$10,960	$12,560
08/2022	$11,574	$10,650	$12,270
09/2022	$11,083	$10,190	$11,783
10/2022	$11,367	$10,058	$12,089
11/2022	$11,626	$10,428	$12,351
12/2022	$11,554	$10,381	$12,274
01/2023	$12,037	$10,700	$12,742
02/2023	$11,802	$10,423	$12,578
03/2023	$11,797	$10,688	$12,712
04/2023	$11,859	$10,753	$12,839
05/2023	$11,665	$10,636	$12,722
06/2023	$11,909	$10,598	$12,934
07/2023	$12,116	$10,591	$13,113
08/2023	$12,156	$10,523	$13,149
09/2023	$11,982	$10,256	$12,994
10/2023	$11,640	$10,094	$12,842
11/2023	$12,139	$10,551	$13,424
12/2023	$12,692	$10,955	$13,925
01/2024	$12,656	$10,925	$13,924
02/2024	$12,729	$10,770	$13,965
03/2024	$12,848	$10,870	$14,130
04/2024	$12,674	$10,595	$13,997
05/2024	$12,822	$10,775	$14,151
06/2024	$12,898	$10,877	$14,285
07/2024	$13,162	$11,131	$14,562
08/2024	$13,381	$11,291	$14,800
09/2024	$13,717	$11,442	$15,039
10/2024	$13,719	$11,158	$14,958
11/2024	$13,949	$11,276	$15,130
12/2024	$13,885	$11,092	$15,066

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 11/30/16
Class N	9.40%	3.10%	4.14%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.29%
Bloomberg U.S. Corporate High-Yield Bond Index	8.19%	4.21%	5.18%

Performance Inception Date		Nov. 30, 2016
Previous Investment Adviser [Text Block]
AssetsNet		$ 64,194,905
Holdings Count | Holding		373
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$64,194,905
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	373
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.7%
Short-Term Investments	8.0%
Collateralized Loan Obligations	0.4%
Finance Companies	3.1%
Pharmaceuticals	3.4%
Healthcare	3.6%
Independent Energy	4.5%
Property & Casualty Insurance	5.8%
Midstream	7.6%
Cable Satellite	11.6%
Technology	12.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000069253
Shareholder Report [Line Items]
Fund Name		Loomis Sayles High Income Fund
Class Name		Class Y
Trading Symbol		NEHYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$73	0.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Our allocation to emerging market credits was a contributor to excess performance during the year, driven by select names in pharmaceuticals and metals and mining.

•Security selection in high yield corporate credit was beneficial, with select names in the communications, technology and consumer non-cyclical contributing.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in non-agency CMBS (commercial mortgage backed securities) and CLOs (collateralized loan obligations).

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High-Yield Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$10,066	$10,210	$10,066
02/2015	$10,285	$10,114	$10,309
03/2015	$10,204	$10,161	$10,252
04/2015	$10,380	$10,124	$10,376
05/2015	$10,422	$10,100	$10,407
06/2015	$10,275	$9,990	$10,253
07/2015	$10,170	$10,059	$10,193
08/2015	$9,925	$10,045	$10,015
09/2015	$9,629	$10,113	$9,755
10/2015	$9,916	$10,114	$10,023
11/2015	$9,714	$10,088	$9,800
12/2015	$9,378	$10,055	$9,553
01/2016	$9,114	$10,193	$9,400
02/2016	$9,123	$10,266	$9,453
03/2016	$9,585	$10,360	$9,874
04/2016	$9,974	$10,400	$10,260
05/2016	$10,021	$10,402	$10,323
06/2016	$10,144	$10,589	$10,418
07/2016	$10,392	$10,656	$10,700
08/2016	$10,613	$10,644	$10,924
09/2016	$10,687	$10,638	$10,997
10/2016	$10,686	$10,556	$11,039
11/2016	$10,639	$10,307	$10,987
12/2016	$10,788	$10,321	$11,190
01/2017	$10,968	$10,341	$11,352
02/2017	$11,138	$10,411	$11,517
03/2017	$11,161	$10,405	$11,492
04/2017	$11,226	$10,486	$11,624
05/2017	$11,309	$10,567	$11,725
06/2017	$11,347	$10,556	$11,741
07/2017	$11,462	$10,601	$11,871
08/2017	$11,504	$10,696	$11,867
09/2017	$11,592	$10,645	$11,973
10/2017	$11,590	$10,652	$12,024
11/2017	$11,615	$10,638	$11,993
12/2017	$11,630	$10,687	$12,029
01/2018	$11,755	$10,564	$12,102
02/2018	$11,582	$10,464	$11,999
03/2018	$11,574	$10,531	$11,926
04/2018	$11,619	$10,452	$12,004
05/2018	$11,563	$10,527	$12,000
06/2018	$11,582	$10,514	$12,049
07/2018	$11,721	$10,516	$12,180
08/2018	$11,722	$10,584	$12,270
09/2018	$11,786	$10,516	$12,338
10/2018	$11,596	$10,433	$12,141
11/2018	$11,537	$10,495	$12,037
12/2018	$11,257	$10,688	$11,779
01/2019	$11,764	$10,801	$12,311
02/2019	$11,929	$10,795	$12,516
03/2019	$12,068	$11,003	$12,634
04/2019	$12,242	$11,005	$12,813
05/2019	$12,063	$11,201	$12,661
06/2019	$12,345	$11,341	$12,950
07/2019	$12,377	$11,366	$13,023
08/2019	$12,314	$11,661	$13,075
09/2019	$12,328	$11,599	$13,122
10/2019	$12,379	$11,634	$13,159
11/2019	$12,400	$11,628	$13,202
12/2019	$12,666	$11,620	$13,466
01/2020	$12,683	$11,843	$13,469
02/2020	$12,436	$12,056	$13,279
03/2020	$10,873	$11,985	$11,757
04/2020	$11,350	$12,198	$12,287
05/2020	$11,904	$12,255	$12,828
06/2020	$12,111	$12,332	$12,954
07/2020	$12,719	$12,517	$13,561
08/2020	$12,841	$12,416	$13,690
09/2020	$12,683	$12,409	$13,549
10/2020	$12,740	$12,353	$13,618
11/2020	$13,415	$12,475	$14,157
12/2020	$13,704	$12,492	$14,423
01/2021	$13,678	$12,402	$14,471
02/2021	$13,754	$12,223	$14,524
03/2021	$13,775	$12,071	$14,546
04/2021	$13,946	$12,166	$14,704
05/2021	$13,972	$12,206	$14,748
06/2021	$14,154	$12,291	$14,945
07/2021	$14,174	$12,429	$15,002
08/2021	$14,259	$12,405	$15,079
09/2021	$14,214	$12,298	$15,077
10/2021	$14,103	$12,294	$15,052
11/2021	$13,894	$12,331	$14,905
12/2021	$14,136	$12,299	$15,185
01/2022	$13,722	$12,034	$14,769
02/2022	$13,537	$11,900	$14,618
03/2022	$13,398	$11,569	$14,450
04/2022	$12,818	$11,130	$13,936
05/2022	$12,810	$11,202	$13,971
06/2022	$11,794	$11,026	$13,030
07/2022	$12,531	$11,296	$13,799
08/2022	$12,254	$10,977	$13,481
09/2022	$11,732	$10,502	$12,946
10/2022	$12,034	$10,366	$13,282
11/2022	$12,308	$10,748	$13,570
12/2022	$12,231	$10,699	$13,486
01/2023	$12,743	$11,028	$13,999
02/2023	$12,493	$10,743	$13,819
03/2023	$12,523	$11,016	$13,967
04/2023	$12,553	$11,083	$14,106
05/2023	$12,346	$10,962	$13,977
06/2023	$12,605	$10,923	$14,211
07/2023	$12,860	$10,915	$14,407
08/2023	$12,865	$10,846	$14,447
09/2023	$12,680	$10,570	$14,276
10/2023	$12,354	$10,403	$14,110
11/2023	$12,883	$10,874	$14,749
12/2023	$13,470	$11,291	$15,299
01/2024	$13,393	$11,260	$15,298
02/2024	$13,470	$11,101	$15,343
03/2024	$13,595	$11,203	$15,524
04/2024	$13,411	$10,920	$15,378
05/2024	$13,567	$11,105	$15,547
06/2024	$13,686	$11,210	$15,694
07/2024	$13,925	$11,472	$15,999
08/2024	$14,158	$11,637	$16,260
09/2024	$14,513	$11,793	$16,523
10/2024	$14,514	$11,500	$16,434
11/2024	$14,758	$11,622	$16,623
12/2024	$14,689	$11,432	$16,552

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Y	9.05%	3.01%	3.92%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index	8.19%	4.21%	5.17%

Previous Investment Adviser [Text Block]
AssetsNet		$ 64,194,905
Holdings Count | Holding		373
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$64,194,905
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	373
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.7%
Short-Term Investments	8.0%
Collateralized Loan Obligations	0.4%
Finance Companies	3.1%
Pharmaceuticals	3.4%
Healthcare	3.6%
Independent Energy	4.5%
Property & Casualty Insurance	5.8%
Midstream	7.6%
Cable Satellite	11.6%
Technology	12.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000223747
Shareholder Report [Line Items]
Fund Name		Loomis Sayles International Growth Fund
Class Name		Class A
Trading Symbol		LIGGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$129	1.21%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 129
Expense Ratio, Percent		1.21%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value. Given the rare confluence of quality, growth, and valuation, ours is a selective, high-conviction portfolio of typically 30-45 names.

Top Contributors to Performance

•The Fund’s positions in Tesla, Trip.com, and SAP contributed the most to performance.

•Stock selection in the consumer discretionary, information technology, healthcare, and communication services sectors, along with our allocations in the information technology and consumer discretionary sectors, contributed positively to relative performance.

Top Detractors from Performance

•The Fund’s positions in Ambev, Nestle, and Vipshop detracted the most from performance.

•Stock selection in the consumer staples, industrials, and financials sectors, along with our allocations in the financials, consumer staples, healthcare, and industrials sectors, detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the period, we initiated a new position in LVMH Moet Hennessy Louis Vuitton. We added to our existing holdings in Novo Nordisk, Roche and Shopify. We trimmed our holdings in Tesla to finance purchases and manage position size. We sold our positions in Sandoz and Pluxee which we received as spin-offs from existing holdings Novartis and Sodexo, respectively.

Line Graph [Table Text Block]
	Class A with load	MSCI All Country World ex USA Index (Net)
12/2020	$9,554	$10,257
01/2021	$9,667	$10,279
02/2021	$9,752	$10,483
03/2021	$9,526	$10,615
04/2021	$9,801	$10,928
05/2021	$9,933	$11,270
06/2021	$10,047	$11,197
07/2021	$9,386	$11,012
08/2021	$9,745	$11,221
09/2021	$9,216	$10,862
10/2021	$9,396	$11,121
11/2021	$8,839	$10,621
12/2021	$9,165	$11,060
01/2022	$8,638	$10,652
02/2022	$8,389	$10,441
03/2022	$8,303	$10,458
04/2022	$7,652	$9,801
05/2022	$7,518	$9,871
06/2022	$7,231	$9,022
07/2022	$7,681	$9,331
08/2022	$7,441	$9,031
09/2022	$6,809	$8,129
10/2022	$6,733	$8,371
11/2022	$7,748	$9,360
12/2022	$7,542	$9,290
01/2023	$8,427	$10,043
02/2023	$8,100	$9,691
03/2023	$8,600	$9,928
04/2023	$8,571	$10,100
05/2023	$8,379	$9,733
06/2023	$8,850	$10,169
07/2023	$9,245	$10,583
08/2023	$8,543	$10,105
09/2023	$8,062	$9,786
10/2023	$7,629	$9,382
11/2023	$8,706	$10,227
12/2023	$9,092	$10,740
01/2024	$8,870	$10,634
02/2024	$9,604	$10,903
03/2024	$9,537	$11,244
04/2024	$9,094	$11,042
05/2024	$9,519	$11,362
06/2024	$9,558	$11,352
07/2024	$9,567	$11,614
08/2024	$10,185	$11,945
09/2024	$10,803	$12,267
10/2024	$10,301	$11,665
11/2024	$10,639	$11,559
12/2024	$10,283	$11,335

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 12/15/20
Class A at NAV	13.09%	2.18%
Class A with 5.75% MSCFootnote Reference1	6.64%	0.69%
MSCI All Country World ex USA Index (Net)	5.49%	3.09%

Performance Inception Date		Dec. 15, 2020
Previous Investment Adviser [Text Block]
AssetsNet		$ 29,063,091
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 95,834
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$29,063,091
# of Portfolio Holdings (including overnight repurchase agreements)	36
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$95,834

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.1%
Short-Term Investments	4.7%
IT Services	4.4%
Interactive Media & Services	5.7%
Beverages	6.6%
Semiconductors & Semiconductor Equipment	6.6%
Automobiles	7.2%
Financial Services	7.8%
Broadline Retail	9.2%
Hotels, Restaurants & Leisure	10.2%
Software	10.3%
Pharmaceuticals	11.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Tesla, Inc.	7.2%
MercadoLibre, Inc.	6.3%
Trip.com Group Ltd., ADR	5.8%
Adyen NV	5.6%
WiseTech Global Ltd.	5.5%
Novo Nordisk AS, Class B	5.5%
SAP SE	4.8%
Tencent Holdings Ltd.	4.5%
Shopify, Inc., Class A	4.4%
ARM Holdings PLC, ADR	4.0%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.1%
Switzerland	3.5%
Canada	4.4%
United Kingdom	4.6%
Germany	4.8%
Denmark	5.5%
Australia	5.5%
Netherlands	5.6%
France	6.4%
Brazil	8.4%
China	21.5%
United States	23.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000223748
Shareholder Report [Line Items]
Fund Name		Loomis Sayles International Growth Fund
Class Name		Class C
Trading Symbol		LIGCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$207	1.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 207
Expense Ratio, Percent		1.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value. Given the rare confluence of quality, growth, and valuation, ours is a selective, high-conviction portfolio of typically 30-45 names.

Top Contributors to Performance

•The Fund’s positions in Tesla, Trip.com, and SAP contributed the most to performance.

•Stock selection in the consumer discretionary, information technology, healthcare, and communication services sectors, along with our allocations in the information technology and consumer discretionary sectors, contributed positively to relative performance.

Top Detractors from Performance

•The Fund’s positions in Ambev, Nestle, and Vipshop detracted the most from performance.

•Stock selection in the consumer staples, industrials, and financials sectors, along with our allocations in the financials, consumer staples, healthcare, and industrials sectors, detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the period, we initiated a new position in LVMH Moet Hennessy Louis Vuitton. We added to our existing holdings in Novo Nordisk, Roche and Shopify. We trimmed our holdings in Tesla to finance purchases and manage position size. We sold our positions in Sandoz and Pluxee which we received as spin-offs from existing holdings Novartis and Sodexo, respectively.

Line Graph [Table Text Block]
	Class C	MSCI All Country World ex USA Index (Net)
12/2020	$10,133	$10,257
01/2021	$10,243	$10,279
02/2021	$10,333	$10,483
03/2021	$10,083	$10,615
04/2021	$10,366	$10,928
05/2021	$10,496	$11,270
06/2021	$10,606	$11,197
07/2021	$9,905	$11,012
08/2021	$10,276	$11,221
09/2021	$9,715	$10,862
10/2021	$9,905	$11,121
11/2021	$9,305	$10,621
12/2021	$9,648	$11,060
01/2022	$9,090	$10,652
02/2022	$8,827	$10,441
03/2022	$8,725	$10,458
04/2022	$8,035	$9,801
05/2022	$7,893	$9,871
06/2022	$7,579	$9,022
07/2022	$8,045	$9,331
08/2022	$7,802	$9,031
09/2022	$7,132	$8,129
10/2022	$7,051	$8,371
11/2022	$8,096	$9,360
12/2022	$7,883	$9,290
01/2023	$8,796	$10,043
02/2023	$8,451	$9,691
03/2023	$8,969	$9,928
04/2023	$8,928	$10,100
05/2023	$8,725	$9,733
06/2023	$9,212	$10,169
07/2023	$9,618	$10,583
08/2023	$8,877	$10,105
09/2023	$8,370	$9,786
10/2023	$7,914	$9,382
11/2023	$9,030	$10,227
12/2023	$9,425	$10,740
01/2024	$9,192	$10,634
02/2024	$9,943	$10,903
03/2024	$9,861	$11,244
04/2024	$9,397	$11,042
05/2024	$9,843	$11,362
06/2024	$9,864	$11,352
07/2024	$9,874	$11,614
08/2024	$10,503	$11,945
09/2024	$11,122	$12,267
10/2024	$10,614	$11,665
11/2024	$10,939	$11,559
12/2024	$10,574	$11,335

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 12/15/20
Class C at NAV	12.19%	1.39%
Class C with 1.00% CDSCFootnote Reference1	11.19%	1.39%
MSCI All Country World ex USA Index (Net)	5.49%	3.09%

Performance Inception Date		Dec. 15, 2020
Previous Investment Adviser [Text Block]
AssetsNet		$ 29,063,091
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 95,834
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$29,063,091
# of Portfolio Holdings (including overnight repurchase agreements)	36
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$95,834

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.1%
Short-Term Investments	4.7%
IT Services	4.4%
Interactive Media & Services	5.7%
Beverages	6.6%
Semiconductors & Semiconductor Equipment	6.6%
Automobiles	7.2%
Financial Services	7.8%
Broadline Retail	9.2%
Hotels, Restaurants & Leisure	10.2%
Software	10.3%
Pharmaceuticals	11.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Tesla, Inc.	7.2%
MercadoLibre, Inc.	6.3%
Trip.com Group Ltd., ADR	5.8%
Adyen NV	5.6%
WiseTech Global Ltd.	5.5%
Novo Nordisk AS, Class B	5.5%
SAP SE	4.8%
Tencent Holdings Ltd.	4.5%
Shopify, Inc., Class A	4.4%
ARM Holdings PLC, ADR	4.0%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.1%
Switzerland	3.5%
Canada	4.4%
United Kingdom	4.6%
Germany	4.8%
Denmark	5.5%
Australia	5.5%
Netherlands	5.6%
France	6.4%
Brazil	8.4%
China	21.5%
United States	23.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000223749
Shareholder Report [Line Items]
Fund Name		Loomis Sayles International Growth Fund
Class Name		Class N
Trading Symbol		LIGNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$96	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value. Given the rare confluence of quality, growth, and valuation, ours is a selective, high-conviction portfolio of typically 30-45 names.

Top Contributors to Performance

•The Fund’s positions in Tesla, Trip.com, and SAP contributed the most to performance.

•Stock selection in the consumer discretionary, information technology, healthcare, and communication services sectors, along with our allocations in the information technology and consumer discretionary sectors, contributed positively to relative performance.

Top Detractors from Performance

•The Fund’s positions in Ambev, Nestle, and Vipshop detracted the most from performance.

•Stock selection in the consumer staples, industrials, and financials sectors, along with our allocations in the financials, consumer staples, healthcare, and industrials sectors, detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the period, we initiated a new position in LVMH Moet Hennessy Louis Vuitton. We added to our existing holdings in Novo Nordisk, Roche and Shopify. We trimmed our holdings in Tesla to finance purchases and manage position size. We sold our positions in Sandoz and Pluxee which we received as spin-offs from existing holdings Novartis and Sodexo, respectively.

Line Graph [Table Text Block]
	Class N	MSCI All Country World ex USA Index (Net)
12/2020	$10,138	$10,257
01/2021	$10,258	$10,279
02/2021	$10,348	$10,483
03/2021	$10,108	$10,615
04/2021	$10,411	$10,928
05/2021	$10,551	$11,270
06/2021	$10,671	$11,197
07/2021	$9,970	$11,012
08/2021	$10,361	$11,221
09/2021	$9,800	$10,862
10/2021	$10,000	$11,121
11/2021	$9,400	$10,621
12/2021	$9,756	$11,060
01/2022	$9,196	$10,652
02/2022	$8,941	$10,441
03/2022	$8,849	$10,458
04/2022	$8,157	$9,801
05/2022	$8,014	$9,871
06/2022	$7,699	$9,022
07/2022	$8,188	$9,331
08/2022	$7,943	$9,031
09/2022	$7,261	$8,129
10/2022	$7,190	$8,371
11/2022	$8,269	$9,360
12/2022	$8,052	$9,290
01/2023	$8,996	$10,043
02/2023	$8,647	$9,691
03/2023	$9,190	$9,928
04/2023	$9,149	$10,100
05/2023	$8,955	$9,733
06/2023	$9,457	$10,169
07/2023	$9,888	$10,583
08/2023	$9,139	$10,105
09/2023	$8,616	$9,786
10/2023	$8,165	$9,382
11/2023	$9,324	$10,227
12/2023	$9,742	$10,740
01/2024	$9,494	$10,634
02/2024	$10,289	$10,903
03/2024	$10,206	$11,244
04/2024	$9,744	$11,042
05/2024	$10,209	$11,362
06/2024	$10,240	$11,352
07/2024	$10,260	$11,614
08/2024	$10,921	$11,945
09/2024	$11,581	$12,267
10/2024	$11,055	$11,665
11/2024	$11,416	$11,559
12/2024	$11,044	$11,335

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 12/15/20
Class N	13.36%	2.49%
MSCI All Country World ex USA Index (Net)	5.49%	3.09%

Performance Inception Date		Dec. 15, 2020
Previous Investment Adviser [Text Block]
AssetsNet		$ 29,063,091
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 95,834
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$29,063,091
# of Portfolio Holdings (including overnight repurchase agreements)	36
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$95,834

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.1%
Short-Term Investments	4.7%
IT Services	4.4%
Interactive Media & Services	5.7%
Beverages	6.6%
Semiconductors & Semiconductor Equipment	6.6%
Automobiles	7.2%
Financial Services	7.8%
Broadline Retail	9.2%
Hotels, Restaurants & Leisure	10.2%
Software	10.3%
Pharmaceuticals	11.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Tesla, Inc.	7.2%
MercadoLibre, Inc.	6.3%
Trip.com Group Ltd., ADR	5.8%
Adyen NV	5.6%
WiseTech Global Ltd.	5.5%
Novo Nordisk AS, Class B	5.5%
SAP SE	4.8%
Tencent Holdings Ltd.	4.5%
Shopify, Inc., Class A	4.4%
ARM Holdings PLC, ADR	4.0%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.1%
Switzerland	3.5%
Canada	4.4%
United Kingdom	4.6%
Germany	4.8%
Denmark	5.5%
Australia	5.5%
Netherlands	5.6%
France	6.4%
Brazil	8.4%
China	21.5%
United States	23.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000223746
Shareholder Report [Line Items]
Fund Name		Loomis Sayles International Growth Fund
Class Name		Class Y
Trading Symbol		LIGYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$102	0.96%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value. Given the rare confluence of quality, growth, and valuation, ours is a selective, high-conviction portfolio of typically 30-45 names.

Top Contributors to Performance

•The Fund’s positions in Tesla, Trip.com, and SAP contributed the most to performance.

•Stock selection in the consumer discretionary, information technology, healthcare, and communication services sectors, along with our allocations in the information technology and consumer discretionary sectors, contributed positively to relative performance.

Top Detractors from Performance

•The Fund’s positions in Ambev, Nestle, and Vipshop detracted the most from performance.

•Stock selection in the consumer staples, industrials, and financials sectors, along with our allocations in the financials, consumer staples, healthcare, and industrials sectors, detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the period, we initiated a new position in LVMH Moet Hennessy Louis Vuitton. We added to our existing holdings in Novo Nordisk, Roche and Shopify. We trimmed our holdings in Tesla to finance purchases and manage position size. We sold our positions in Sandoz and Pluxee which we received as spin-offs from existing holdings Novartis and Sodexo, respectively.

Line Graph [Table Text Block]
	Class Y	MSCI All Country World ex USA Index (Net)
12/2020	$10,138	$10,257
01/2021	$10,258	$10,279
02/2021	$10,358	$10,483
03/2021	$10,108	$10,615
04/2021	$10,410	$10,928
05/2021	$10,551	$11,270
06/2021	$10,671	$11,197
07/2021	$9,970	$11,012
08/2021	$10,350	$11,221
09/2021	$9,790	$10,862
10/2021	$10,000	$11,121
11/2021	$9,399	$10,621
12/2021	$9,752	$11,060
01/2022	$9,192	$10,652
02/2022	$8,937	$10,441
03/2022	$8,846	$10,458
04/2022	$8,154	$9,801
05/2022	$8,011	$9,871
06/2022	$7,695	$9,022
07/2022	$8,184	$9,331
08/2022	$7,930	$9,031
09/2022	$7,258	$8,129
10/2022	$7,176	$8,371
11/2022	$8,255	$9,360
12/2022	$8,045	$9,290
01/2023	$8,988	$10,043
02/2023	$8,640	$9,691
03/2023	$9,173	$9,928
04/2023	$9,142	$10,100
05/2023	$8,947	$9,733
06/2023	$9,449	$10,169
07/2023	$9,880	$10,583
08/2023	$9,121	$10,105
09/2023	$8,609	$9,786
10/2023	$8,148	$9,382
11/2023	$9,306	$10,227
12/2023	$9,719	$10,740
01/2024	$9,482	$10,634
02/2024	$10,276	$10,903
03/2024	$10,194	$11,244
04/2024	$9,732	$11,042
05/2024	$10,196	$11,362
06/2024	$10,227	$11,352
07/2024	$10,237	$11,614
08/2024	$10,907	$11,945
09/2024	$11,567	$12,267
10/2024	$11,041	$11,665
11/2024	$11,391	$11,559
12/2024	$11,026	$11,335

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 12/15/20
Class Y	13.45%	2.45%
MSCI All Country World ex USA Index (Net)	5.49%	3.09%

Performance Inception Date		Dec. 15, 2020
Previous Investment Adviser [Text Block]
AssetsNet		$ 29,063,091
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 95,834
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$29,063,091
# of Portfolio Holdings (including overnight repurchase agreements)	36
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$95,834

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.1%
Short-Term Investments	4.7%
IT Services	4.4%
Interactive Media & Services	5.7%
Beverages	6.6%
Semiconductors & Semiconductor Equipment	6.6%
Automobiles	7.2%
Financial Services	7.8%
Broadline Retail	9.2%
Hotels, Restaurants & Leisure	10.2%
Software	10.3%
Pharmaceuticals	11.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Tesla, Inc.	7.2%
MercadoLibre, Inc.	6.3%
Trip.com Group Ltd., ADR	5.8%
Adyen NV	5.6%
WiseTech Global Ltd.	5.5%
Novo Nordisk AS, Class B	5.5%
SAP SE	4.8%
Tencent Holdings Ltd.	4.5%
Shopify, Inc., Class A	4.4%
ARM Holdings PLC, ADR	4.0%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.1%
Switzerland	3.5%
Canada	4.4%
United Kingdom	4.6%
Germany	4.8%
Denmark	5.5%
Australia	5.5%
Netherlands	5.6%
France	6.4%
Brazil	8.4%
China	21.5%
United States	23.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018234
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Investment Grade Bond Fund
Class Name		Class A
Trading Symbol		LIGRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$75	0.74%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in banking and energy were beneficial.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in ABS (asset-backed securities) and CLOs (collateralized loan obligations).

•Security selection in high yield corporate credit was beneficial, led by select names in the communications space.

•Exposure to emerging market credits was a contributor to excess performance during the year. Here, our higher-conviction names in pharmaceuticals and metals and mining were positive.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond Index
12/2014	$9,572	$10,000	$10,000
01/2015	$9,548	$10,210	$10,264
02/2015	$9,599	$10,114	$10,133
03/2015	$9,514	$10,161	$10,184
04/2015	$9,573	$10,124	$10,130
05/2015	$9,496	$10,100	$10,095
06/2015	$9,347	$9,990	$9,970
07/2015	$9,263	$10,059	$10,043
08/2015	$9,146	$10,045	$10,020
09/2015	$9,087	$10,113	$10,090
10/2015	$9,269	$10,114	$10,090
11/2015	$9,184	$10,088	$10,058
12/2015	$9,062	$10,055	$10,015
01/2016	$8,982	$10,193	$10,156
02/2016	$9,044	$10,266	$10,242
03/2016	$9,388	$10,360	$10,362
04/2016	$9,544	$10,400	$10,411
05/2016	$9,433	$10,402	$10,409
06/2016	$9,601	$10,589	$10,638
07/2016	$9,746	$10,656	$10,723
08/2016	$9,808	$10,644	$10,702
09/2016	$9,819	$10,638	$10,681
10/2016	$9,740	$10,556	$10,578
11/2016	$9,575	$10,307	$10,298
12/2016	$9,605	$10,321	$10,320
01/2017	$9,756	$10,341	$10,348
02/2017	$9,816	$10,411	$10,428
03/2017	$9,832	$10,405	$10,418
04/2017	$9,863	$10,486	$10,504
05/2017	$9,942	$10,567	$10,592
06/2017	$10,045	$10,556	$10,595
07/2017	$10,180	$10,601	$10,639
08/2017	$10,187	$10,696	$10,741
09/2017	$10,200	$10,645	$10,680
10/2017	$10,169	$10,652	$10,689
11/2017	$10,171	$10,638	$10,677
12/2017	$10,218	$10,687	$10,732
01/2018	$10,276	$10,564	$10,609
02/2018	$10,182	$10,464	$10,494
03/2018	$10,219	$10,531	$10,563
04/2018	$10,193	$10,452	$10,473
05/2018	$10,159	$10,527	$10,548
06/2018	$10,128	$10,514	$10,528
07/2018	$10,192	$10,516	$10,536
08/2018	$10,192	$10,584	$10,605
09/2018	$10,220	$10,516	$10,534
10/2018	$10,101	$10,433	$10,443
11/2018	$10,097	$10,495	$10,492
12/2018	$10,153	$10,688	$10,688
01/2019	$10,302	$10,801	$10,813
02/2019	$10,336	$10,795	$10,807
03/2019	$10,487	$11,003	$11,036
04/2019	$10,526	$11,005	$11,042
05/2019	$10,630	$11,201	$11,259
06/2019	$10,781	$11,341	$11,425
07/2019	$10,813	$11,366	$11,442
08/2019	$11,051	$11,661	$11,816
09/2019	$11,000	$11,599	$11,726
10/2019	$11,020	$11,634	$11,759
11/2019	$11,018	$11,628	$11,749
12/2019	$11,044	$11,620	$11,725
01/2020	$11,263	$11,843	$12,005
02/2020	$11,405	$12,056	$12,256
03/2020	$10,731	$11,985	$12,120
04/2020	$11,194	$12,198	$12,390
05/2020	$11,433	$12,255	$12,461
06/2020	$11,648	$12,332	$12,570
07/2020	$11,926	$12,517	$12,823
08/2020	$11,882	$12,416	$12,674
09/2020	$11,876	$12,409	$12,668
10/2020	$11,883	$12,353	$12,592
11/2020	$12,168	$12,475	$12,760
12/2020	$12,304	$12,492	$12,772
01/2021	$12,251	$12,402	$12,639
02/2021	$12,188	$12,223	$12,417
03/2021	$12,104	$12,071	$12,225
04/2021	$12,180	$12,166	$12,333
05/2021	$12,226	$12,206	$12,396
06/2021	$12,314	$12,291	$12,521
07/2021	$12,381	$12,429	$12,686
08/2021	$12,392	$12,405	$12,661
09/2021	$12,350	$12,298	$12,526
10/2021	$12,340	$12,294	$12,532
11/2021	$12,275	$12,331	$12,589
12/2021	$12,313	$12,299	$12,548
01/2022	$12,069	$12,034	$12,242
02/2022	$11,914	$11,900	$12,099
03/2022	$11,680	$11,569	$11,754
04/2022	$11,307	$11,130	$11,288
05/2022	$11,319	$11,202	$11,342
06/2022	$11,058	$11,026	$11,162
07/2022	$11,294	$11,296	$11,404
08/2022	$11,099	$10,977	$11,107
09/2022	$10,677	$10,502	$10,653
10/2022	$10,571	$10,366	$10,521
11/2022	$10,915	$10,748	$10,897
12/2022	$10,881	$10,699	$10,845
01/2023	$11,235	$11,028	$11,172
02/2023	$10,959	$10,743	$10,882
03/2023	$11,236	$11,016	$11,188
04/2023	$11,303	$11,083	$11,259
05/2023	$11,168	$10,962	$11,120
06/2023	$11,151	$10,923	$11,084
07/2023	$11,189	$10,915	$11,075
08/2023	$11,140	$10,846	$11,010
09/2023	$10,889	$10,570	$10,752
10/2023	$10,709	$10,403	$10,599
11/2023	$11,220	$10,874	$11,058
12/2023	$11,680	$11,291	$11,465
01/2024	$11,708	$11,260	$11,439
02/2024	$11,558	$11,101	$11,283
03/2024	$11,686	$11,203	$11,382
04/2024	$11,430	$10,920	$11,112
05/2024	$11,616	$11,105	$11,290
06/2024	$11,732	$11,210	$11,388
07/2024	$11,984	$11,472	$11,643
08/2024	$12,172	$11,637	$11,804
09/2024	$12,338	$11,793	$11,969
10/2024	$12,032	$11,500	$11,684
11/2024	$12,164	$11,622	$11,797
12/2024	$11,965	$11,432	$11,600

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	2.44%	1.61%	2.26%
Class A with 4.25% MSCFootnote Reference1	(1.91%)	0.74%	1.81%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21%)	1.50%

Previous Investment Adviser [Text Block]
AssetsNet		$ 14,930,264,782
Holdings Count | Holding		999
Advisory Fees Paid, Amount		$ 43,536,570
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$14,930,264,782
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	999
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$43,536,570

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.2%
Collateralized Loan Obligations	2.9%
Cable Satellite	3.0%
Independent Energy	3.1%
ABS Home Equity	3.5%
Aerospace & Defense	3.8%
Midstream	4.0%
ABS Car Loan	4.3%
ABS Other	5.2%
Banking	6.6%
Technology	10.0%
Treasuries	14.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018236
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Investment Grade Bond Fund
Class Name		Class C
Trading Symbol		LGBCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$150	1.49%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 150
Expense Ratio, Percent		1.49%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in banking and energy were beneficial.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in ABS (asset-backed securities) and CLOs (collateralized loan obligations).

•Security selection in high yield corporate credit was beneficial, led by select names in the communications space.

•Exposure to emerging market credits was a contributor to excess performance during the year. Here, our higher-conviction names in pharmaceuticals and metals and mining were positive.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,966	$10,210	$10,264
02/2015	$10,014	$10,114	$10,133
03/2015	$9,918	$10,161	$10,184
04/2015	$9,974	$10,124	$10,130
05/2015	$9,886	$10,100	$10,095
06/2015	$9,732	$9,990	$9,970
07/2015	$9,629	$10,059	$10,043
08/2015	$9,509	$10,045	$10,020
09/2015	$9,441	$10,113	$10,090
10/2015	$9,625	$10,114	$10,090
11/2015	$9,531	$10,088	$10,058
12/2015	$9,391	$10,055	$10,015
01/2016	$9,311	$10,193	$10,156
02/2016	$9,370	$10,266	$10,242
03/2016	$9,705	$10,360	$10,362
04/2016	$9,863	$10,400	$10,411
05/2016	$9,750	$10,402	$10,409
06/2016	$9,919	$10,589	$10,638
07/2016	$10,055	$10,656	$10,723
08/2016	$10,114	$10,644	$10,702
09/2016	$10,119	$10,638	$10,681
10/2016	$10,029	$10,556	$10,578
11/2016	$9,851	$10,307	$10,298
12/2016	$9,875	$10,321	$10,320
01/2017	$10,035	$10,341	$10,348
02/2017	$10,092	$10,411	$10,428
03/2017	$10,093	$10,405	$10,418
04/2017	$10,119	$10,486	$10,504
05/2017	$10,193	$10,567	$10,592
06/2017	$10,294	$10,556	$10,595
07/2017	$10,427	$10,601	$10,639
08/2017	$10,427	$10,696	$10,741
09/2017	$10,435	$10,645	$10,680
10/2017	$10,395	$10,652	$10,689
11/2017	$10,391	$10,638	$10,677
12/2017	$10,432	$10,687	$10,732
01/2018	$10,486	$10,564	$10,609
02/2018	$10,383	$10,464	$10,494
03/2018	$10,414	$10,531	$10,563
04/2018	$10,381	$10,452	$10,473
05/2018	$10,339	$10,527	$10,548
06/2018	$10,310	$10,514	$10,528
07/2018	$10,369	$10,516	$10,536
08/2018	$10,350	$10,584	$10,605
09/2018	$10,379	$10,516	$10,534
10/2018	$10,250	$10,433	$10,443
11/2018	$10,239	$10,495	$10,492
12/2018	$10,290	$10,688	$10,688
01/2019	$10,426	$10,801	$10,813
02/2019	$10,454	$10,795	$10,807
03/2019	$10,613	$11,003	$11,036
04/2019	$10,635	$11,005	$11,042
05/2019	$10,735	$11,201	$11,259
06/2019	$10,882	$11,341	$11,425
07/2019	$10,907	$11,366	$11,442
08/2019	$11,144	$11,661	$11,816
09/2019	$11,085	$11,599	$11,726
10/2019	$11,097	$11,634	$11,759
11/2019	$11,088	$11,628	$11,749
12/2019	$11,107	$11,620	$11,725
01/2020	$11,313	$11,843	$12,005
02/2020	$11,461	$12,056	$12,256
03/2020	$10,769	$11,985	$12,120
04/2020	$11,222	$12,198	$12,390
05/2020	$11,458	$12,255	$12,461
06/2020	$11,669	$12,332	$12,570
07/2020	$11,943	$12,517	$12,823
08/2020	$11,890	$12,416	$12,674
09/2020	$11,877	$12,409	$12,668
10/2020	$11,876	$12,353	$12,592
11/2020	$12,158	$12,475	$12,760
12/2020	$12,285	$12,492	$12,772
01/2021	$12,225	$12,402	$12,639
02/2021	$12,154	$12,223	$12,417
03/2021	$12,062	$12,071	$12,225
04/2021	$12,131	$12,166	$12,333
05/2021	$12,168	$12,206	$12,396
06/2021	$12,248	$12,291	$12,521
07/2021	$12,297	$12,429	$12,686
08/2021	$12,312	$12,405	$12,661
09/2021	$12,262	$12,298	$12,526
10/2021	$12,233	$12,294	$12,532
11/2021	$12,171	$12,331	$12,589
12/2021	$12,199	$12,299	$12,548
01/2022	$11,948	$12,034	$12,242
02/2022	$11,786	$11,900	$12,099
03/2022	$11,545	$11,569	$11,754
04/2022	$11,174	$11,130	$11,288
05/2022	$11,180	$11,202	$11,342
06/2022	$10,911	$11,026	$11,162
07/2022	$11,140	$11,296	$11,404
08/2022	$10,937	$10,977	$11,107
09/2022	$10,521	$10,502	$10,653
10/2022	$10,397	$10,366	$10,521
11/2022	$10,734	$10,748	$10,897
12/2022	$10,704	$10,699	$10,845
01/2023	$11,052	$11,028	$11,172
02/2023	$10,781	$10,743	$10,882
03/2023	$11,053	$11,016	$11,188
04/2023	$11,119	$11,083	$11,259
05/2023	$10,987	$10,962	$11,120
06/2023	$10,970	$10,923	$11,084
07/2023	$11,008	$10,915	$11,075
08/2023	$10,959	$10,846	$11,010
09/2023	$10,712	$10,570	$10,752
10/2023	$10,535	$10,403	$10,599
11/2023	$11,037	$10,874	$11,058
12/2023	$11,490	$11,291	$11,465
01/2024	$11,518	$11,260	$11,439
02/2024	$11,370	$11,101	$11,283
03/2024	$11,496	$11,203	$11,382
04/2024	$11,245	$10,920	$11,112
05/2024	$11,427	$11,105	$11,290
06/2024	$11,541	$11,210	$11,388
07/2024	$11,790	$11,472	$11,643
08/2024	$11,974	$11,637	$11,804
09/2024	$12,138	$11,793	$11,969
10/2024	$11,836	$11,500	$11,684
11/2024	$11,967	$11,622	$11,797
12/2024	$11,770	$11,432	$11,600

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	1.71%	0.85%	1.64%
Class C with 1.00% CDSCFootnote Reference1	0.74%	0.85%	1.64%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21%)	1.50%

Previous Investment Adviser [Text Block]
AssetsNet		$ 14,930,264,782
Holdings Count | Holding		999
Advisory Fees Paid, Amount		$ 43,536,570
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$14,930,264,782
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	999
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$43,536,570

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.2%
Collateralized Loan Obligations	2.9%
Cable Satellite	3.0%
Independent Energy	3.1%
ABS Home Equity	3.5%
Aerospace & Defense	3.8%
Midstream	4.0%
ABS Car Loan	4.3%
ABS Other	5.2%
Banking	6.6%
Technology	10.0%
Treasuries	14.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000125485
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Investment Grade Bond Fund
Class Name		Class N
Trading Symbol		LGBNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$45	0.44%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.44%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in banking and energy were beneficial.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in ABS (asset-backed securities) and CLOs (collateralized loan obligations).

•Security selection in high yield corporate credit was beneficial, led by select names in the communications space.

•Exposure to emerging market credits was a contributor to excess performance during the year. Here, our higher-conviction names in pharmaceuticals and metals and mining were positive.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,975	$10,210	$10,264
02/2015	$10,032	$10,114	$10,133
03/2015	$9,945	$10,161	$10,184
04/2015	$10,010	$10,124	$10,130
05/2015	$9,932	$10,100	$10,095
06/2015	$9,788	$9,990	$9,970
07/2015	$9,695	$10,059	$10,043
08/2015	$9,584	$10,045	$10,020
09/2015	$9,525	$10,113	$10,090
10/2015	$9,719	$10,114	$10,090
11/2015	$9,633	$10,088	$10,058
12/2015	$9,503	$10,055	$10,015
01/2016	$9,422	$10,193	$10,156
02/2016	$9,490	$10,266	$10,242
03/2016	$9,845	$10,360	$10,362
04/2016	$10,021	$10,400	$10,411
05/2016	$9,908	$10,402	$10,409
06/2016	$10,087	$10,589	$10,638
07/2016	$10,242	$10,656	$10,723
08/2016	$10,311	$10,644	$10,702
09/2016	$10,317	$10,638	$10,681
10/2016	$10,245	$10,556	$10,578
11/2016	$10,067	$10,307	$10,298
12/2016	$10,101	$10,321	$10,320
01/2017	$10,274	$10,341	$10,348
02/2017	$10,339	$10,411	$10,428
03/2017	$10,359	$10,405	$10,418
04/2017	$10,395	$10,486	$10,504
05/2017	$10,481	$10,567	$10,592
06/2017	$10,593	$10,556	$10,595
07/2017	$10,737	$10,601	$10,639
08/2017	$10,748	$10,696	$10,741
09/2017	$10,765	$10,645	$10,680
10/2017	$10,734	$10,652	$10,689
11/2017	$10,740	$10,638	$10,677
12/2017	$10,794	$10,687	$10,732
01/2018	$10,858	$10,564	$10,609
02/2018	$10,761	$10,464	$10,494
03/2018	$10,802	$10,531	$10,563
04/2018	$10,778	$10,452	$10,473
05/2018	$10,735	$10,527	$10,548
06/2018	$10,715	$10,514	$10,528
07/2018	$10,786	$10,516	$10,536
08/2018	$10,789	$10,584	$10,605
09/2018	$10,819	$10,516	$10,534
10/2018	$10,696	$10,433	$10,443
11/2018	$10,694	$10,495	$10,492
12/2018	$10,756	$10,688	$10,688
01/2019	$10,917	$10,801	$10,813
02/2019	$10,955	$10,795	$10,807
03/2019	$11,118	$11,003	$11,036
04/2019	$11,162	$11,005	$11,042
05/2019	$11,275	$11,201	$11,259
06/2019	$11,438	$11,341	$11,425
07/2019	$11,475	$11,366	$11,442
08/2019	$11,731	$11,661	$11,816
09/2019	$11,680	$11,599	$11,726
10/2019	$11,714	$11,634	$11,759
11/2019	$11,704	$11,628	$11,749
12/2019	$11,735	$11,620	$11,725
01/2020	$11,971	$11,843	$12,005
02/2020	$12,125	$12,056	$12,256
03/2020	$11,411	$11,985	$12,120
04/2020	$11,906	$12,198	$12,390
05/2020	$12,163	$12,255	$12,461
06/2020	$12,395	$12,332	$12,570
07/2020	$12,695	$12,517	$12,823
08/2020	$12,650	$12,416	$12,674
09/2020	$12,647	$12,409	$12,668
10/2020	$12,658	$12,353	$12,592
11/2020	$12,965	$12,475	$12,760
12/2020	$13,113	$12,492	$12,772
01/2021	$13,060	$12,402	$12,639
02/2021	$13,007	$12,223	$12,417
03/2021	$12,909	$12,071	$12,225
04/2021	$12,993	$12,166	$12,333
05/2021	$13,046	$12,206	$12,396
06/2021	$13,142	$12,291	$12,521
07/2021	$13,218	$12,429	$12,686
08/2021	$13,245	$12,405	$12,661
09/2021	$13,192	$12,298	$12,526
10/2021	$13,184	$12,294	$12,532
11/2021	$13,130	$12,331	$12,589
12/2021	$13,162	$12,299	$12,548
01/2022	$12,905	$12,034	$12,242
02/2022	$12,742	$11,900	$12,099
03/2022	$12,495	$11,569	$11,754
04/2022	$12,098	$11,130	$11,288
05/2022	$12,115	$11,202	$11,342
06/2022	$11,839	$11,026	$11,162
07/2022	$12,094	$11,296	$11,404
08/2022	$11,888	$10,977	$11,107
09/2022	$11,440	$10,502	$10,653
10/2022	$11,328	$10,366	$10,521
11/2022	$11,701	$10,748	$10,897
12/2022	$11,680	$10,699	$10,845
01/2023	$12,061	$11,028	$11,172
02/2023	$11,756	$10,743	$10,882
03/2023	$12,056	$11,016	$11,188
04/2023	$12,131	$11,083	$11,259
05/2023	$11,990	$10,962	$11,120
06/2023	$11,974	$10,923	$11,084
07/2023	$12,018	$10,915	$11,075
08/2023	$11,969	$10,846	$11,010
09/2023	$11,701	$10,570	$10,752
10/2023	$11,511	$10,403	$10,599
11/2023	$12,063	$10,874	$11,058
12/2023	$12,562	$11,291	$11,465
01/2024	$12,595	$11,260	$11,439
02/2024	$12,436	$11,101	$11,283
03/2024	$12,577	$11,203	$11,382
04/2024	$12,305	$10,920	$11,112
05/2024	$12,508	$11,105	$11,290
06/2024	$12,636	$11,210	$11,388
07/2024	$12,911	$11,472	$11,643
08/2024	$13,116	$11,637	$11,804
09/2024	$13,299	$11,793	$11,969
10/2024	$12,985	$11,500	$11,684
11/2024	$13,118	$11,622	$11,797
12/2024	$12,907	$11,432	$11,600

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class N	2.74%	1.92%	2.58%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21%)	1.50%

Previous Investment Adviser [Text Block]
AssetsNet		$ 14,930,264,782
Holdings Count | Holding		999
Advisory Fees Paid, Amount		$ 43,536,570
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$14,930,264,782
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	999
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$43,536,570

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.2%
Collateralized Loan Obligations	2.9%
Cable Satellite	3.0%
Independent Energy	3.1%
ABS Home Equity	3.5%
Aerospace & Defense	3.8%
Midstream	4.0%
ABS Car Loan	4.3%
ABS Other	5.2%
Banking	6.6%
Technology	10.0%
Treasuries	14.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018238
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Investment Grade Bond Fund
Class Name		Class Y
Trading Symbol		LSIIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$50	0.49%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in banking and energy were beneficial.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in ABS (asset-backed securities) and CLOs (collateralized loan obligations).

•Security selection in high yield corporate credit was beneficial, led by select names in the communications space.

•Exposure to emerging market credits was a contributor to excess performance during the year. Here, our higher-conviction names in pharmaceuticals and metals and mining were positive.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,975	$10,210	$10,264
02/2015	$10,031	$10,114	$10,133
03/2015	$9,943	$10,161	$10,184
04/2015	$10,007	$10,124	$10,130
05/2015	$9,920	$10,100	$10,095
06/2015	$9,775	$9,990	$9,970
07/2015	$9,681	$10,059	$10,043
08/2015	$9,569	$10,045	$10,020
09/2015	$9,510	$10,113	$10,090
10/2015	$9,701	$10,114	$10,090
11/2015	$9,615	$10,088	$10,058
12/2015	$9,492	$10,055	$10,015
01/2016	$9,410	$10,193	$10,156
02/2016	$9,477	$10,266	$10,242
03/2016	$9,830	$10,360	$10,362
04/2016	$9,996	$10,400	$10,411
05/2016	$9,890	$10,402	$10,409
06/2016	$10,068	$10,589	$10,638
07/2016	$10,213	$10,656	$10,723
08/2016	$10,281	$10,644	$10,702
09/2016	$10,294	$10,638	$10,681
10/2016	$10,222	$10,556	$10,578
11/2016	$10,043	$10,307	$10,298
12/2016	$10,076	$10,321	$10,320
01/2017	$10,246	$10,341	$10,348
02/2017	$10,312	$10,411	$10,428
03/2017	$10,330	$10,405	$10,418
04/2017	$10,356	$10,486	$10,504
05/2017	$10,441	$10,567	$10,592
06/2017	$10,551	$10,556	$10,595
07/2017	$10,704	$10,601	$10,639
08/2017	$10,714	$10,696	$10,741
09/2017	$10,730	$10,645	$10,680
10/2017	$10,690	$10,652	$10,689
11/2017	$10,704	$10,638	$10,677
12/2017	$10,747	$10,687	$10,732
01/2018	$10,820	$10,564	$10,609
02/2018	$10,713	$10,464	$10,494
03/2018	$10,754	$10,531	$10,563
04/2018	$10,738	$10,452	$10,473
05/2018	$10,695	$10,527	$10,548
06/2018	$10,674	$10,514	$10,528
07/2018	$10,745	$10,516	$10,536
08/2018	$10,747	$10,584	$10,605
09/2018	$10,776	$10,516	$10,534
10/2018	$10,654	$10,433	$10,443
11/2018	$10,651	$10,495	$10,492
12/2018	$10,713	$10,688	$10,688
01/2019	$10,862	$10,801	$10,813
02/2019	$10,900	$10,795	$10,807
03/2019	$11,072	$11,003	$11,036
04/2019	$11,115	$11,005	$11,042
05/2019	$11,227	$11,201	$11,259
06/2019	$11,389	$11,341	$11,425
07/2019	$11,425	$11,366	$11,442
08/2019	$11,679	$11,661	$11,816
09/2019	$11,628	$11,599	$11,726
10/2019	$11,651	$11,634	$11,759
11/2019	$11,641	$11,628	$11,749
12/2019	$11,682	$11,620	$11,725
01/2020	$11,905	$11,843	$12,005
02/2020	$12,068	$12,056	$12,256
03/2020	$11,358	$11,985	$12,120
04/2020	$11,839	$12,198	$12,390
05/2020	$12,105	$12,255	$12,461
06/2020	$12,335	$12,332	$12,570
07/2020	$12,632	$12,517	$12,823
08/2020	$12,587	$12,416	$12,674
09/2020	$12,584	$12,409	$12,668
10/2020	$12,594	$12,353	$12,592
11/2020	$12,899	$12,475	$12,760
12/2020	$13,046	$12,492	$12,772
01/2021	$12,992	$12,402	$12,639
02/2021	$12,928	$12,223	$12,417
03/2021	$12,841	$12,071	$12,225
04/2021	$12,924	$12,166	$12,333
05/2021	$12,976	$12,206	$12,396
06/2021	$13,072	$12,291	$12,521
07/2021	$13,146	$12,429	$12,686
08/2021	$13,161	$12,405	$12,661
09/2021	$13,120	$12,298	$12,526
10/2021	$13,100	$12,294	$12,532
11/2021	$13,045	$12,331	$12,589
12/2021	$13,077	$12,299	$12,548
01/2022	$12,832	$12,034	$12,242
02/2022	$12,670	$11,900	$12,099
03/2022	$12,424	$11,569	$11,754
04/2022	$12,030	$11,130	$11,288
05/2022	$12,034	$11,202	$11,342
06/2022	$11,759	$11,026	$11,162
07/2022	$12,024	$11,296	$11,404
08/2022	$11,807	$10,977	$11,107
09/2022	$11,373	$10,502	$10,653
10/2022	$11,250	$10,366	$10,521
11/2022	$11,631	$10,748	$10,897
12/2022	$11,598	$10,699	$10,845
01/2023	$11,977	$11,028	$11,172
02/2023	$11,685	$10,743	$10,882
03/2023	$11,982	$11,016	$11,188
04/2023	$12,057	$11,083	$11,259
05/2023	$11,904	$10,962	$11,120
06/2023	$11,900	$10,923	$11,084
07/2023	$11,943	$10,915	$11,075
08/2023	$11,881	$10,846	$11,010
09/2023	$11,615	$10,570	$10,752
10/2023	$11,438	$10,403	$10,599
11/2023	$11,986	$10,874	$11,058
12/2023	$12,468	$11,291	$11,465
01/2024	$12,500	$11,260	$11,439
02/2024	$12,355	$11,101	$11,283
03/2024	$12,494	$11,203	$11,382
04/2024	$12,224	$10,920	$11,112
05/2024	$12,425	$11,105	$11,290
06/2024	$12,551	$11,210	$11,388
07/2024	$12,811	$11,472	$11,643
08/2024	$13,014	$11,637	$11,804
09/2024	$13,194	$11,793	$11,969
10/2024	$12,883	$11,500	$11,684
11/2024	$13,027	$11,622	$11,797
12/2024	$12,817	$11,432	$11,600

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Y	2.80%	1.87%	2.51%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21%)	1.50%

Previous Investment Adviser [Text Block]
AssetsNet		$ 14,930,264,782
Holdings Count | Holding		999
Advisory Fees Paid, Amount		$ 43,536,570
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$14,930,264,782
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	999
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$43,536,570

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.2%
Collateralized Loan Obligations	2.9%
Cable Satellite	3.0%
Independent Energy	3.1%
ABS Home Equity	3.5%
Aerospace & Defense	3.8%
Midstream	4.0%
ABS Car Loan	4.3%
ABS Other	5.2%
Banking	6.6%
Technology	10.0%
Treasuries	14.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000082998
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Investment Grade Bond Fund
Class Name		Admin Class
Trading Symbol		LIGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$100	0.99%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in banking and energy were beneficial.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in ABS (asset-backed securities) and CLOs (collateralized loan obligations).

•Security selection in high yield corporate credit was beneficial, led by select names in the communications space.

•Exposure to emerging market credits was a contributor to excess performance during the year. Here, our higher-conviction names in pharmaceuticals and metals and mining were positive.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Line Graph [Table Text Block]
	Admin Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,975	$10,210	$10,264
02/2015	$10,018	$10,114	$10,133
03/2015	$9,935	$10,161	$10,184
04/2015	$9,986	$10,124	$10,130
05/2015	$9,903	$10,100	$10,095
06/2015	$9,754	$9,990	$9,970
07/2015	$9,656	$10,059	$10,043
08/2015	$9,541	$10,045	$10,020
09/2015	$9,477	$10,113	$10,090
10/2015	$9,665	$10,114	$10,090
11/2015	$9,574	$10,088	$10,058
12/2015	$9,443	$10,055	$10,015
01/2016	$9,358	$10,193	$10,156
02/2016	$9,424	$10,266	$10,242
03/2016	$9,772	$10,360	$10,362
04/2016	$9,933	$10,400	$10,411
05/2016	$9,824	$10,402	$10,409
06/2016	$9,997	$10,589	$10,638
07/2016	$10,146	$10,656	$10,723
08/2016	$10,201	$10,644	$10,702
09/2016	$10,209	$10,638	$10,681
10/2016	$10,133	$10,556	$10,578
11/2016	$9,959	$10,307	$10,298
12/2016	$9,983	$10,321	$10,320
01/2017	$10,149	$10,341	$10,348
02/2017	$10,209	$10,411	$10,428
03/2017	$10,224	$10,405	$10,418
04/2017	$10,245	$10,486	$10,504
05/2017	$10,324	$10,567	$10,592
06/2017	$10,430	$10,556	$10,595
07/2017	$10,577	$10,601	$10,639
08/2017	$10,582	$10,696	$10,741
09/2017	$10,594	$10,645	$10,680
10/2017	$10,549	$10,652	$10,689
11/2017	$10,559	$10,638	$10,677
12/2017	$10,596	$10,687	$10,732
01/2018	$10,664	$10,564	$10,609
02/2018	$10,564	$10,464	$10,494
03/2018	$10,590	$10,531	$10,563
04/2018	$10,571	$10,452	$10,473
05/2018	$10,533	$10,527	$10,548
06/2018	$10,508	$10,514	$10,528
07/2018	$10,567	$10,516	$10,536
08/2018	$10,557	$10,584	$10,605
09/2018	$10,586	$10,516	$10,534
10/2018	$10,460	$10,433	$10,443
11/2018	$10,454	$10,495	$10,492
12/2018	$10,519	$10,688	$10,688
01/2019	$10,662	$10,801	$10,813
02/2019	$10,695	$10,795	$10,807
03/2019	$10,850	$11,003	$11,036
04/2019	$10,888	$11,005	$11,042
05/2019	$10,993	$11,201	$11,259
06/2019	$11,148	$11,341	$11,425
07/2019	$11,178	$11,366	$11,442
08/2019	$11,423	$11,661	$11,816
09/2019	$11,368	$11,599	$11,726
10/2019	$11,386	$11,634	$11,759
11/2019	$11,382	$11,628	$11,749
12/2019	$11,406	$11,620	$11,725
01/2020	$11,621	$11,843	$12,005
02/2020	$11,776	$12,056	$12,256
03/2020	$11,076	$11,985	$12,120
04/2020	$11,552	$12,198	$12,390
05/2020	$11,797	$12,255	$12,461
06/2020	$12,018	$12,332	$12,570
07/2020	$12,303	$12,517	$12,823
08/2020	$12,254	$12,416	$12,674
09/2020	$12,246	$12,409	$12,668
10/2020	$12,240	$12,353	$12,592
11/2020	$12,543	$12,475	$12,760
12/2020	$12,680	$12,492	$12,772
01/2021	$12,623	$12,402	$12,639
02/2021	$12,555	$12,223	$12,417
03/2021	$12,466	$12,071	$12,225
04/2021	$12,542	$12,166	$12,333
05/2021	$12,587	$12,206	$12,396
06/2021	$12,675	$12,291	$12,521
07/2021	$12,730	$12,429	$12,686
08/2021	$12,751	$12,405	$12,661
09/2021	$12,705	$12,298	$12,526
10/2021	$12,680	$12,294	$12,532
11/2021	$12,622	$12,331	$12,589
12/2021	$12,646	$12,299	$12,548
01/2022	$12,404	$12,034	$12,242
02/2022	$12,231	$11,900	$12,099
03/2022	$11,999	$11,569	$11,754
04/2022	$11,612	$11,130	$11,288
05/2022	$11,611	$11,202	$11,342
06/2022	$11,351	$11,026	$11,162
07/2022	$11,592	$11,296	$11,404
08/2022	$11,376	$10,977	$11,107
09/2022	$10,952	$10,502	$10,653
10/2022	$10,840	$10,366	$10,521
11/2022	$11,192	$10,748	$10,897
12/2022	$11,155	$10,699	$10,845
01/2023	$11,516	$11,028	$11,172
02/2023	$11,230	$10,743	$10,882
03/2023	$11,512	$11,016	$11,188
04/2023	$11,579	$11,083	$11,259
05/2023	$11,438	$10,962	$11,120
06/2023	$11,418	$10,923	$11,084
07/2023	$11,455	$10,915	$11,075
08/2023	$11,390	$10,846	$11,010
09/2023	$11,142	$10,570	$10,752
10/2023	$10,955	$10,403	$10,599
11/2023	$11,476	$10,874	$11,058
12/2023	$11,934	$11,291	$11,465
01/2024	$11,972	$11,260	$11,439
02/2024	$11,816	$11,101	$11,283
03/2024	$11,944	$11,203	$11,382
04/2024	$11,680	$10,920	$11,112
05/2024	$11,868	$11,105	$11,290
06/2024	$11,984	$11,210	$11,388
07/2024	$12,228	$11,472	$11,643
08/2024	$12,418	$11,637	$11,804
09/2024	$12,585	$11,793	$11,969
10/2024	$12,281	$11,500	$11,684
11/2024	$12,414	$11,622	$11,797
12/2024	$12,207	$11,432	$11,600

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Admin Class	2.28%	1.37%	2.01%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21%)	1.50%

Previous Investment Adviser [Text Block]
AssetsNet		$ 14,930,264,782
Holdings Count | Holding		999
Advisory Fees Paid, Amount		$ 43,536,570
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$14,930,264,782
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	999
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$43,536,570

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.2%
Collateralized Loan Obligations	2.9%
Cable Satellite	3.0%
Independent Energy	3.1%
ABS Home Equity	3.5%
Aerospace & Defense	3.8%
Midstream	4.0%
ABS Car Loan	4.3%
ABS Other	5.2%
Banking	6.6%
Technology	10.0%
Treasuries	14.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018251
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Strategic Income Fund
Class Name		Class A
Trading Symbol		NEFZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$96	0.93%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		0.93%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Security selection in high yield corporate credit was beneficial, led by select names in the communications, consumer non-cyclical and technology space.

•Selection within investment grade corporate credits was a contributor, as select names in electric, banking and communications were beneficial.

•Exposure to emerging market credits was a contributor to excess performance during the year. Higher-conviction names in pharmaceuticals and metals and mining provided excess returns.

Top Detractors from Performance

•An allocation to non-US dollar was a detractor during the period. A small allocation to Brazilian real and Mexican peso-denominated securities were modest laggards of performance.

Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Aggregate Bond Index
12/2014	$9,577	$10,000
01/2015	$9,485	$10,210
02/2015	$9,668	$10,114
03/2015	$9,516	$10,161
04/2015	$9,633	$10,124
05/2015	$9,596	$10,100
06/2015	$9,395	$9,990
07/2015	$9,281	$10,059
08/2015	$9,033	$10,045
09/2015	$8,847	$10,113
10/2015	$9,171	$10,114
11/2015	$9,045	$10,088
12/2015	$8,845	$10,055
01/2016	$8,586	$10,193
02/2016	$8,549	$10,266
03/2016	$8,985	$10,360
04/2016	$9,216	$10,400
05/2016	$9,201	$10,402
06/2016	$9,348	$10,589
07/2016	$9,555	$10,656
08/2016	$9,584	$10,644
09/2016	$9,618	$10,638
10/2016	$9,540	$10,556
11/2016	$9,453	$10,307
12/2016	$9,576	$10,321
01/2017	$9,713	$10,341
02/2017	$9,889	$10,411
03/2017	$9,885	$10,405
04/2017	$9,956	$10,486
05/2017	$10,024	$10,567
06/2017	$10,133	$10,556
07/2017	$10,268	$10,601
08/2017	$10,254	$10,696
09/2017	$10,293	$10,645
10/2017	$10,213	$10,652
11/2017	$10,235	$10,638
12/2017	$10,268	$10,687
01/2018	$10,420	$10,564
02/2018	$10,341	$10,464
03/2018	$10,324	$10,531
04/2018	$10,221	$10,452
05/2018	$10,177	$10,527
06/2018	$10,206	$10,514
07/2018	$10,332	$10,516
08/2018	$10,347	$10,584
09/2018	$10,430	$10,516
10/2018	$10,157	$10,433
11/2018	$10,118	$10,495
12/2018	$9,959	$10,688
01/2019	$10,268	$10,801
02/2019	$10,375	$10,795
03/2019	$10,432	$11,003
04/2019	$10,496	$11,005
05/2019	$10,426	$11,201
06/2019	$10,647	$11,341
07/2019	$10,638	$11,366
08/2019	$10,678	$11,661
09/2019	$10,746	$11,599
10/2019	$10,840	$11,634
11/2019	$10,751	$11,628
12/2019	$11,039	$11,620
01/2020	$11,030	$11,843
02/2020	$10,807	$12,056
03/2020	$9,678	$11,985
04/2020	$9,881	$12,198
05/2020	$10,176	$12,255
06/2020	$10,291	$12,332
07/2020	$10,635	$12,517
08/2020	$10,708	$12,416
09/2020	$10,597	$12,409
10/2020	$10,510	$12,353
11/2020	$11,021	$12,475
12/2020	$11,165	$12,492
01/2021	$11,113	$12,402
02/2021	$11,083	$12,223
03/2021	$11,140	$12,071
04/2021	$11,295	$12,166
05/2021	$11,366	$12,206
06/2021	$11,543	$12,291
07/2021	$11,615	$12,429
08/2021	$11,670	$12,405
09/2021	$11,556	$12,298
10/2021	$11,596	$12,294
11/2021	$11,411	$12,331
12/2021	$11,596	$12,299
01/2022	$11,277	$12,034
02/2022	$11,097	$11,900
03/2022	$11,001	$11,569
04/2022	$10,568	$11,130
05/2022	$10,554	$11,202
06/2022	$10,016	$11,026
07/2022	$10,387	$11,296
08/2022	$10,229	$10,977
09/2022	$9,800	$10,502
10/2022	$9,825	$10,366
11/2022	$10,138	$10,748
12/2022	$10,111	$10,699
01/2023	$10,546	$11,028
02/2023	$10,284	$10,743
03/2023	$10,389	$11,016
04/2023	$10,402	$11,083
05/2023	$10,211	$10,962
06/2023	$10,339	$10,923
07/2023	$10,452	$10,915
08/2023	$10,393	$10,846
09/2023	$10,149	$10,570
10/2023	$9,874	$10,403
11/2023	$10,381	$10,874
12/2023	$10,922	$11,291
01/2024	$10,930	$11,260
02/2024	$10,874	$11,101
03/2024	$11,034	$11,203
04/2024	$10,740	$10,920
05/2024	$10,950	$11,105
06/2024	$11,046	$11,210
07/2024	$11,308	$11,472
08/2024	$11,553	$11,637
09/2024	$11,866	$11,793
10/2024	$11,673	$11,500
11/2024	$11,857	$11,622
12/2024	$11,681	$11,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	6.95%	1.14%	2.01%
Class A with 4.25% MSCFootnote Reference1	2.40%	0.27%	1.57%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet		$ 2,762,153,106
Holdings Count | Holding		558
Advisory Fees Paid, Amount		$ 14,151,878
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,762,153,106
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	558
Portfolio Turnover Rate	81%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$14,151,878

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.6%
Collateralized Loan Obligations	3.3%
Finance Companies	3.4%
ABS Other	3.5%
Pharmaceuticals	3.8%
Independent Energy	3.9%
Technology	4.7%
Sovereigns	5.0%
Cable Satellite	8.4%
Treasuries	15.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.92% from 0.93%.

Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.92% from 0.93%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018253
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Strategic Income Fund
Class Name		Class C
Trading Symbol		NECZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$173	1.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 173
Expense Ratio, Percent		1.68%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Security selection in high yield corporate credit was beneficial, led by select names in the communications, consumer non-cyclical and technology space.

•Selection within investment grade corporate credits was a contributor, as select names in electric, banking and communications were beneficial.

•Exposure to emerging market credits was a contributor to excess performance during the year. Higher-conviction names in pharmaceuticals and metals and mining provided excess returns.

Top Detractors from Performance

•An allocation to non-US dollar was a detractor during the period. A small allocation to Brazilian real and Mexican peso-denominated securities were modest laggards of performance.

Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index
12/2014	$10,000	$10,000
01/2015	$9,899	$10,210
02/2015	$10,084	$10,114
03/2015	$9,919	$10,161
04/2015	$10,035	$10,124
05/2015	$9,991	$10,100
06/2015	$9,770	$9,990
07/2015	$9,646	$10,059
08/2015	$9,384	$10,045
09/2015	$9,185	$10,113
10/2015	$9,520	$10,114
11/2015	$9,378	$10,088
12/2015	$9,164	$10,055
01/2016	$8,893	$10,193
02/2016	$8,849	$10,266
03/2016	$9,298	$10,360
04/2016	$9,530	$10,400
05/2016	$9,508	$10,402
06/2016	$9,653	$10,589
07/2016	$9,859	$10,656
08/2016	$9,883	$10,644
09/2016	$9,912	$10,638
10/2016	$9,826	$10,556
11/2016	$9,730	$10,307
12/2016	$9,848	$10,321
01/2017	$9,982	$10,341
02/2017	$10,162	$10,411
03/2017	$10,152	$10,405
04/2017	$10,211	$10,486
05/2017	$10,279	$10,567
06/2017	$10,383	$10,556
07/2017	$10,514	$10,601
08/2017	$10,493	$10,696
09/2017	$10,526	$10,645
10/2017	$10,438	$10,652
11/2017	$10,460	$10,638
12/2017	$10,479	$10,687
01/2018	$10,634	$10,564
02/2018	$10,540	$10,464
03/2018	$10,517	$10,531
04/2018	$10,406	$10,452
05/2018	$10,355	$10,527
06/2018	$10,376	$10,514
07/2018	$10,503	$10,516
08/2018	$10,511	$10,584
09/2018	$10,589	$10,516
10/2018	$10,299	$10,433
11/2018	$10,261	$10,495
12/2018	$10,094	$10,688
01/2019	$10,397	$10,801
02/2019	$10,499	$10,795
03/2019	$10,549	$11,003
04/2019	$10,607	$11,005
05/2019	$10,530	$11,201
06/2019	$10,744	$11,341
07/2019	$10,728	$11,366
08/2019	$10,761	$11,661
09/2019	$10,829	$11,599
10/2019	$10,916	$11,634
11/2019	$10,813	$11,628
12/2019	$11,099	$11,620
01/2020	$11,084	$11,843
02/2020	$10,854	$12,056
03/2020	$9,710	$11,985
04/2020	$9,905	$12,198
05/2020	$10,199	$12,255
06/2020	$10,307	$12,332
07/2020	$10,645	$12,517
08/2020	$10,710	$12,416
09/2020	$10,593	$12,409
10/2020	$10,500	$12,353
11/2020	$10,999	$12,475
12/2020	$11,141	$12,492
01/2021	$11,082	$12,402
02/2021	$11,047	$12,223
03/2021	$11,096	$12,071
04/2021	$11,249	$12,166
05/2021	$11,310	$12,206
06/2021	$11,484	$12,291
07/2021	$11,539	$12,429
08/2021	$11,585	$12,405
09/2021	$11,466	$12,298
10/2021	$11,498	$12,294
11/2021	$11,309	$12,331
12/2021	$11,490	$12,299
01/2022	$11,163	$12,034
02/2022	$10,981	$11,900
03/2022	$10,879	$11,569
04/2022	$10,441	$11,130
05/2022	$10,420	$11,202
06/2022	$9,888	$11,026
07/2022	$10,236	$11,296
08/2022	$10,082	$10,977
09/2022	$9,651	$10,502
10/2022	$9,669	$10,366
11/2022	$9,975	$10,748
12/2022	$9,941	$10,699
01/2023	$10,359	$11,028
02/2023	$10,101	$10,743
03/2023	$10,205	$11,016
04/2023	$10,218	$11,083
05/2023	$10,030	$10,962
06/2023	$10,156	$10,923
07/2023	$10,267	$10,915
08/2023	$10,209	$10,846
09/2023	$9,969	$10,570
10/2023	$9,699	$10,403
11/2023	$10,197	$10,874
12/2023	$10,728	$11,291
01/2024	$10,736	$11,260
02/2024	$10,681	$11,101
03/2024	$10,838	$11,203
04/2024	$10,550	$10,920
05/2024	$10,756	$11,105
06/2024	$10,850	$11,210
07/2024	$11,108	$11,472
08/2024	$11,349	$11,637
09/2024	$11,656	$11,793
10/2024	$11,466	$11,500
11/2024	$11,646	$11,622
12/2024	$11,474	$11,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	6.13%	0.39%	1.38%
Class C with 1.00% CDSCFootnote Reference1	5.13%	0.39%	1.38%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet		$ 2,762,153,106
Holdings Count | Holding		558
Advisory Fees Paid, Amount		$ 14,151,878
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,762,153,106
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	558
Portfolio Turnover Rate	81%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$14,151,878

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.6%
Collateralized Loan Obligations	3.3%
Finance Companies	3.4%
ABS Other	3.5%
Pharmaceuticals	3.8%
Independent Energy	3.9%
Technology	4.7%
Sovereigns	5.0%
Cable Satellite	8.4%
Treasuries	15.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.67% from 1.68%.

Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.67% from 1.68%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000125487
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Strategic Income Fund
Class Name		Class N
Trading Symbol		NEZNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$64	0.62%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Security selection in high yield corporate credit was beneficial, led by select names in the communications, consumer non-cyclical and technology space.

•Selection within investment grade corporate credits was a contributor, as select names in electric, banking and communications were beneficial.

•Exposure to emerging market credits was a contributor to excess performance during the year. Higher-conviction names in pharmaceuticals and metals and mining provided excess returns.

Top Detractors from Performance

•An allocation to non-US dollar was a detractor during the period. A small allocation to Brazilian real and Mexican peso-denominated securities were modest laggards of performance.

Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index
12/2014	$10,000	$10,000
01/2015	$9,913	$10,210
02/2015	$10,107	$10,114
03/2015	$9,949	$10,161
04/2015	$10,075	$10,124
05/2015	$10,039	$10,100
06/2015	$9,825	$9,990
07/2015	$9,715	$10,059
08/2015	$9,458	$10,045
09/2015	$9,265	$10,113
10/2015	$9,608	$10,114
11/2015	$9,472	$10,088
12/2015	$9,265	$10,055
01/2016	$9,003	$10,193
02/2016	$8,966	$10,266
03/2016	$9,427	$10,360
04/2016	$9,672	$10,400
05/2016	$9,658	$10,402
06/2016	$9,815	$10,589
07/2016	$10,036	$10,656
08/2016	$10,069	$10,644
09/2016	$10,107	$10,638
10/2016	$10,022	$10,556
11/2016	$9,933	$10,307
12/2016	$10,066	$10,321
01/2017	$10,213	$10,341
02/2017	$10,400	$10,411
03/2017	$10,399	$10,405
04/2017	$10,477	$10,486
05/2017	$10,551	$10,567
06/2017	$10,668	$10,556
07/2017	$10,814	$10,601
08/2017	$10,802	$10,696
09/2017	$10,853	$10,645
10/2017	$10,765	$10,652
11/2017	$10,798	$10,638
12/2017	$10,829	$10,687
01/2018	$11,000	$10,564
02/2018	$10,912	$10,464
03/2018	$10,897	$10,531
04/2018	$10,791	$10,452
05/2018	$10,748	$10,527
06/2018	$10,781	$10,514
07/2018	$10,926	$10,516
08/2018	$10,943	$10,584
09/2018	$11,035	$10,516
10/2018	$10,741	$10,433
11/2018	$10,710	$10,495
12/2018	$10,546	$10,688
01/2019	$10,875	$10,801
02/2019	$10,984	$10,795
03/2019	$11,047	$11,003
04/2019	$11,119	$11,005
05/2019	$11,047	$11,201
06/2019	$11,285	$11,341
07/2019	$11,279	$11,366
08/2019	$11,324	$11,661
09/2019	$11,407	$11,599
10/2019	$11,511	$11,634
11/2019	$11,411	$11,628
12/2019	$11,720	$11,620
01/2020	$11,714	$11,843
02/2020	$11,488	$12,056
03/2020	$10,282	$11,985
04/2020	$10,501	$12,198
05/2020	$10,818	$12,255
06/2020	$10,952	$12,332
07/2020	$11,313	$12,517
08/2020	$11,394	$12,416
09/2020	$11,287	$12,409
10/2020	$11,189	$12,353
11/2020	$11,737	$12,475
12/2020	$11,895	$12,492
01/2021	$11,841	$12,402
02/2021	$11,821	$12,223
03/2021	$11,877	$12,071
04/2021	$12,054	$12,166
05/2021	$12,134	$12,206
06/2021	$12,326	$12,291
07/2021	$12,397	$12,429
08/2021	$12,460	$12,405
09/2021	$12,341	$12,298
10/2021	$12,387	$12,294
11/2021	$12,192	$12,331
12/2021	$12,393	$12,299
01/2022	$12,063	$12,034
02/2022	$11,865	$11,900
03/2022	$11,773	$11,569
04/2022	$11,304	$11,130
05/2022	$11,301	$11,202
06/2022	$10,727	$11,026
07/2022	$11,119	$11,296
08/2022	$10,953	$10,977
09/2022	$10,504	$10,502
10/2022	$10,534	$10,366
11/2022	$10,873	$10,748
12/2022	$10,837	$10,699
01/2023	$11,316	$11,028
02/2023	$11,037	$10,743
03/2023	$11,144	$11,016
04/2023	$11,161	$11,083
05/2023	$10,968	$10,962
06/2023	$11,098	$10,923
07/2023	$11,233	$10,915
08/2023	$11,162	$10,846
09/2023	$10,902	$10,570
10/2023	$10,619	$10,403
11/2023	$11,168	$10,874
12/2023	$11,753	$11,291
01/2024	$11,755	$11,260
02/2024	$11,697	$11,101
03/2024	$11,882	$11,203
04/2024	$11,558	$10,920
05/2024	$11,788	$11,105
06/2024	$11,894	$11,210
07/2024	$12,180	$11,472
08/2024	$12,448	$11,637
09/2024	$12,799	$11,793
10/2024	$12,593	$11,500
11/2024	$12,784	$11,622
12/2024	$12,599	$11,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class N	7.20%	1.46%	2.34%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet		$ 2,762,153,106
Holdings Count | Holding		558
Advisory Fees Paid, Amount		$ 14,151,878
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,762,153,106
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	558
Portfolio Turnover Rate	81%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$14,151,878

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.6%
Collateralized Loan Obligations	3.3%
Finance Companies	3.4%
ABS Other	3.5%
Pharmaceuticals	3.8%
Independent Energy	3.9%
Technology	4.7%
Sovereigns	5.0%
Cable Satellite	8.4%
Treasuries	15.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.62% from 0.63%.

Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.62% from 0.63%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018254
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Strategic Income Fund
Class Name		Class Y
Trading Symbol		NEZYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$69	0.67%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Security selection in high yield corporate credit was beneficial, led by select names in the communications, consumer non-cyclical and technology space.

•Selection within investment grade corporate credits was a contributor, as select names in electric, banking and communications were beneficial.

•Exposure to emerging market credits was a contributor to excess performance during the year. Higher-conviction names in pharmaceuticals and metals and mining provided excess returns.

Top Detractors from Performance

•An allocation to non-US dollar was a detractor during the period. A small allocation to Brazilian real and Mexican peso-denominated securities were modest laggards of performance.

Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index
12/2014	$10,000	$10,000
01/2015	$9,912	$10,210
02/2015	$10,106	$10,114
03/2015	$9,948	$10,161
04/2015	$10,066	$10,124
05/2015	$10,036	$10,100
06/2015	$9,822	$9,990
07/2015	$9,705	$10,059
08/2015	$9,453	$10,045
09/2015	$9,260	$10,113
10/2015	$9,602	$10,114
11/2015	$9,466	$10,088
12/2015	$9,258	$10,055
01/2016	$8,996	$10,193
02/2016	$8,958	$10,266
03/2016	$9,418	$10,360
04/2016	$9,662	$10,400
05/2016	$9,647	$10,402
06/2016	$9,804	$10,589
07/2016	$10,023	$10,656
08/2016	$10,056	$10,644
09/2016	$10,094	$10,638
10/2016	$10,008	$10,556
11/2016	$9,919	$10,307
12/2016	$10,050	$10,321
01/2017	$10,196	$10,341
02/2017	$10,383	$10,411
03/2017	$10,381	$10,405
04/2017	$10,458	$10,486
05/2017	$10,531	$10,567
06/2017	$10,648	$10,556
07/2017	$10,792	$10,601
08/2017	$10,780	$10,696
09/2017	$10,823	$10,645
10/2017	$10,741	$10,652
11/2017	$10,774	$10,638
12/2017	$10,804	$10,687
01/2018	$10,974	$10,564
02/2018	$10,885	$10,464
03/2018	$10,870	$10,531
04/2018	$10,763	$10,452
05/2018	$10,719	$10,527
06/2018	$10,752	$10,514
07/2018	$10,895	$10,516
08/2018	$10,905	$10,584
09/2018	$11,003	$10,516
10/2018	$10,709	$10,433
11/2018	$10,678	$10,495
12/2018	$10,513	$10,688
01/2019	$10,841	$10,801
02/2019	$10,949	$10,795
03/2019	$11,011	$11,003
04/2019	$11,082	$11,005
05/2019	$11,009	$11,201
06/2019	$11,246	$11,341
07/2019	$11,239	$11,366
08/2019	$11,283	$11,661
09/2019	$11,357	$11,599
10/2019	$11,468	$11,634
11/2019	$11,368	$11,628
12/2019	$11,675	$11,620
01/2020	$11,668	$11,843
02/2020	$11,441	$12,056
03/2020	$10,240	$11,985
04/2020	$10,457	$12,198
05/2020	$10,772	$12,255
06/2020	$10,897	$12,332
07/2020	$11,263	$12,517
08/2020	$11,343	$12,416
09/2020	$11,228	$12,409
10/2020	$11,138	$12,353
11/2020	$11,683	$12,475
12/2020	$11,839	$12,492
01/2021	$11,785	$12,402
02/2021	$11,756	$12,223
03/2021	$11,819	$12,071
04/2021	$11,994	$12,166
05/2021	$12,064	$12,206
06/2021	$12,264	$12,291
07/2021	$12,334	$12,429
08/2021	$12,395	$12,405
09/2021	$12,277	$12,298
10/2021	$12,322	$12,294
11/2021	$12,127	$12,331
12/2021	$12,327	$12,299
01/2022	$11,998	$12,034
02/2022	$11,801	$11,900
03/2022	$11,700	$11,569
04/2022	$11,241	$11,130
05/2022	$11,229	$11,202
06/2022	$10,667	$11,026
07/2022	$11,056	$11,296
08/2022	$10,889	$10,977
09/2022	$10,434	$10,502
10/2022	$10,463	$10,366
11/2022	$10,809	$10,748
12/2022	$10,773	$10,699
01/2023	$11,239	$11,028
02/2023	$10,962	$10,743
03/2023	$11,076	$11,016
04/2023	$11,093	$11,083
05/2023	$10,891	$10,962
06/2023	$11,030	$10,923
07/2023	$11,163	$10,915
08/2023	$11,092	$10,846
09/2023	$10,834	$10,570
10/2023	$10,542	$10,403
11/2023	$11,096	$10,874
12/2023	$11,668	$11,291
01/2024	$11,679	$11,260
02/2024	$11,621	$11,101
03/2024	$11,794	$11,203
04/2024	$11,482	$10,920
05/2024	$11,710	$11,105
06/2024	$11,815	$11,210
07/2024	$12,099	$11,472
08/2024	$12,364	$11,637
09/2024	$12,702	$11,793
10/2024	$12,508	$11,500
11/2024	$12,697	$11,622
12/2024	$12,512	$11,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Y	7.24%	1.39%	2.27%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet		$ 2,762,153,106
Holdings Count | Holding		558
Advisory Fees Paid, Amount		$ 14,151,878
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,762,153,106
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	558
Portfolio Turnover Rate	81%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$14,151,878

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.6%
Collateralized Loan Obligations	3.3%
Finance Companies	3.4%
ABS Other	3.5%
Pharmaceuticals	3.8%
Independent Energy	3.9%
Technology	4.7%
Sovereigns	5.0%
Cable Satellite	8.4%
Treasuries	15.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.67% from 0.68%.

Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.67% from 0.68%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000082999
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Strategic Income Fund
Class Name		Admin Class
Trading Symbol		NEZAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$122	1.18%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 122
Expense Ratio, Percent		1.18%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Security selection in high yield corporate credit was beneficial, led by select names in the communications, consumer non-cyclical and technology space.

•Selection within investment grade corporate credits was a contributor, as select names in electric, banking and communications were beneficial.

•Exposure to emerging market credits was a contributor to excess performance during the year. Higher-conviction names in pharmaceuticals and metals and mining provided excess returns.

Top Detractors from Performance

•An allocation to non-US dollar was a detractor during the period. A small allocation to Brazilian real and Mexican peso-denominated securities were modest laggards of performance.

Line Graph [Table Text Block]
	Admin Class	Bloomberg U.S. Aggregate Bond Index
12/2014	$10,000	$10,000
01/2015	$9,902	$10,210
02/2015	$10,099	$10,114
03/2015	$9,937	$10,161
04/2015	$10,051	$10,124
05/2015	$10,011	$10,100
06/2015	$9,799	$9,990
07/2015	$9,677	$10,059
08/2015	$9,416	$10,045
09/2015	$9,225	$10,113
10/2015	$9,562	$10,114
11/2015	$9,422	$10,088
12/2015	$9,210	$10,055
01/2016	$8,946	$10,193
02/2016	$8,905	$10,266
03/2016	$9,359	$10,360
04/2016	$9,599	$10,400
05/2016	$9,581	$10,402
06/2016	$9,725	$10,589
07/2016	$9,947	$10,656
08/2016	$9,968	$10,644
09/2016	$10,002	$10,638
10/2016	$9,918	$10,556
11/2016	$9,825	$10,307
12/2016	$9,953	$10,321
01/2017	$10,094	$10,341
02/2017	$10,275	$10,411
03/2017	$10,269	$10,405
04/2017	$10,341	$10,486
05/2017	$10,409	$10,567
06/2017	$10,514	$10,556
07/2017	$10,652	$10,601
08/2017	$10,643	$10,696
09/2017	$10,681	$10,645
10/2017	$10,588	$10,652
11/2017	$10,616	$10,638
12/2017	$10,640	$10,687
01/2018	$10,804	$10,564
02/2018	$10,720	$10,464
03/2018	$10,700	$10,531
04/2018	$10,591	$10,452
05/2018	$10,543	$10,527
06/2018	$10,571	$10,514
07/2018	$10,700	$10,516
08/2018	$10,712	$10,584
09/2018	$10,797	$10,516
10/2018	$10,510	$10,433
11/2018	$10,468	$10,495
12/2018	$10,309	$10,688
01/2019	$10,619	$10,801
02/2019	$10,728	$10,795
03/2019	$10,785	$11,003
04/2019	$10,850	$11,005
05/2019	$10,775	$11,201
06/2019	$11,002	$11,341
07/2019	$10,990	$11,366
08/2019	$11,029	$11,661
09/2019	$11,097	$11,599
10/2019	$11,193	$11,634
11/2019	$11,098	$11,628
12/2019	$11,393	$11,620
01/2020	$11,382	$11,843
02/2020	$11,149	$12,056
03/2020	$9,978	$11,985
04/2020	$10,186	$12,198
05/2020	$10,489	$12,255
06/2020	$10,606	$12,332
07/2020	$10,959	$12,517
08/2020	$11,032	$12,416
09/2020	$10,915	$12,409
10/2020	$10,823	$12,353
11/2020	$11,341	$12,475
12/2020	$11,487	$12,492
01/2021	$11,430	$12,402
02/2021	$11,406	$12,223
03/2021	$11,463	$12,071
04/2021	$11,620	$12,166
05/2021	$11,691	$12,206
06/2021	$11,871	$12,291
07/2021	$11,934	$12,429
08/2021	$11,989	$12,405
09/2021	$11,869	$12,298
10/2021	$11,907	$12,294
11/2021	$11,723	$12,331
12/2021	$11,910	$12,299
01/2022	$11,579	$12,034
02/2022	$11,392	$11,900
03/2022	$11,290	$11,569
04/2022	$10,841	$11,130
05/2022	$10,825	$11,202
06/2022	$10,277	$11,026
07/2022	$10,649	$11,296
08/2022	$10,483	$10,977
09/2022	$10,049	$10,502
10/2022	$10,072	$10,366
11/2022	$10,393	$10,748
12/2022	$10,353	$10,699
01/2023	$10,798	$11,028
02/2023	$10,526	$10,743
03/2023	$10,633	$11,016
04/2023	$10,644	$11,083
05/2023	$10,445	$10,962
06/2023	$10,575	$10,923
07/2023	$10,698	$10,915
08/2023	$10,625	$10,846
09/2023	$10,373	$10,570
10/2023	$10,098	$10,403
11/2023	$10,616	$10,874
12/2023	$11,159	$11,291
01/2024	$11,165	$11,260
02/2024	$11,105	$11,101
03/2024	$11,267	$11,203
04/2024	$10,964	$10,920
05/2024	$11,177	$11,105
06/2024	$11,262	$11,210
07/2024	$11,530	$11,472
08/2024	$11,788	$11,637
09/2024	$12,106	$11,793
10/2024	$11,906	$11,500
11/2024	$12,091	$11,622
12/2024	$11,909	$11,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Admin Class	6.72%	0.89%	1.76%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet		$ 2,762,153,106
Holdings Count | Holding		558
Advisory Fees Paid, Amount		$ 14,151,878
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,762,153,106
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	558
Portfolio Turnover Rate	81%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$14,151,878

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.6%
Collateralized Loan Obligations	3.3%
Finance Companies	3.4%
ABS Other	3.5%
Pharmaceuticals	3.8%
Independent Energy	3.9%
Technology	4.7%
Sovereigns	5.0%
Cable Satellite	8.4%
Treasuries	15.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.17% from 1.18%.

Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.17% from 1.18%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments